          As Filed with the Securities and Exchange Commission on March 1, 1999

                                              1933 Act Registration No.33-77470
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM

                                        N-8B-2

                            POST-EFFECTIVE AMENDMENT NO. 7

                                SEPARATE ACCOUNT VUL-2

                                          of

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                (Exact Name of Trust)


THE AMERICAN FRANKLIN LIFE              ELIZABETH E. ARTHUR, ESQ.
INSURANCE COMPANY                       Associate General Counsel
(Name of Depositor)                     and Assistant Secretary
#1 Franklin Square                      THE AMERICAN FRANKLIN LIFE
Springfield, Illinois 62713             INSURANCE COMPANY
(Address of Depositor's                 #1 Franklin Square
Principal Executive Offices)            Springfield, Illinois 62713
                                        (Name and Address of Agent for Service)

                        Insurance Company's Telephone Number,
                         including Area Code: (800) 528-2011

                                       Copy to:
                                STEPHEN E. ROTH, ESQ.
                           SUTHERLAND ASBILL & BRENNAN LLP
                            1275 Pennsylvania Avenue, N.W.
                               Washington, D.C.  20004

Title of Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder III flexible premium variable life policies.

It is proposed that this filing will become effective (check appropriate box)

           / /  immediately upon filing pursuant to paragraph (b)

           / /  on _______________, 1999 pursuant to paragraph (b)


           / /  60 days after filing pursuant to paragraph (a) (1)


           /X/  on April 30, 1999 pursuant to paragraph (a) (1) of Rule 485

           / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              SEPARATE ACCOUNT VUL-2 OF
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            Post-Effective Amendment No. 7

                                Reconciliation and Tie
                                ---------------------


Registration Item
of Form N-8B-2                                             Location in Prospectus
--------------                                             ----------------------
1. . . . . . . . . . . . . . . . . . . . . .Cover Page.

2. . . . . . . . . . . . . . . . . . . . . .Cover Page.

3. . . . . . . . . . . . . . . . . . . . . .Inapplicable.

4. . . . . . . . . . . . . . . . . . . . . .Distribution of the Policies.

5, 6,. . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Separate Account
                                            and Its Investment Divisions.

7, 8 . . . . . . . . . . . . . . . . . . . .Inapplicable.

9. . . . . . . . . . . . . . . . . . . . . .Legal Proceedings.

10(a). . . . . . . . . . . . . . . . . . . .The Beneficiary; Assignment of A Policy.

10(b). . . . . . . . . . . . . . . . . . . .Policy Account Value - Determination of the Unit Value;
                                            Dividends.

10(c), 10(d) . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Death
                                            Benefits, - Maturity Benefit, - Changing the Face Amount of
                                            Insurance; Variable Account Investment Choices - Right to
                                            Change Operations; Deductions and Charges - Surrender Charge,
                                            - Other Transaction Charges, - Allocation of Policy Account
                                            Charges; Policy Account Transactions - Changing Premium and
                                            Deduction Allocation Percentages, - Transfers of Policy
                                            Account Value Among Investment Divisions, - Borrowing from the
                                            Policy Account, - Withdrawing Money from the Policy Account, -
                                            Surrendering the Policy for Its Net Cash Surrender Value;
                                            Additional Information About EquiBuilder III-TM- Policies -
                                            Right To Examine; Payment of Proceeds; The Guaranteed Interest
                                            Division - Transfers from the Guaranteed Interest Division.

10(e). . . . . . . . . . . . . . . . . . . .Additional Information About EquiBuilder III-TM- Policies -
                                            Lapse, - Reinstatement.

10(f). . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Funds, - Right to
                                            Change Operations; Voting Rights of a Policy Owner.

10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2) . . .Variable Account Investment Choices - The Funds, - Right to
                                            Change Operations; Deductions and Charges - Charges Against
                                            the Policy Account - Changes in Monthly Charges; Voting Rights
                                            of a Policy Owner.

10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4) . . .Inapplicable.

Registration Item
of Form N-8B-2                                             Location in Prospectus
--------------                                             ----------------------
10(i). . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Changes in
                                            EquiBuilder III-TM- Policies, - Flexible Premium Payments, -
                                            Additional Benefits; Variable Account Investment Choices;
                                            Policy Account Value; Payment Options; Payment of Proceeds.

11 . . . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Funds, - Investment
                                            Policies of the Funds, - Ownership of the Assets of the
                                            Separate Account.

12(a), 12(c), 12(d). . . . . . . . . . . . .Variable Account Investment Choices - The Funds.

12(b), 12(e) . . . . . . . . . . . . . . . .Inapplicable.

13(a). . . . . . . . . . . . . . . . . . . .Summary - Investment Choices of EquiBuilder III-TM- Policies,
                                            - Charges and Deductions.

13(b), 13(c), 13(d), 13(e), 13(g). . . . . .Inapplicable.

13(f). . . . . . . . . . . . . . . . . . . .Distribution of the Policies.

14 . . . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Policy Issuance
                                            Information; Limits On American Franklin's Rights To Challenge
                                            A Policy; Distribution of the Policies - Applications.

15 . . . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Flexible
                                            Premium Payments; Variable Account Investment Choices
                                            (Introduction); Deductions and Charges - Deductions from
                                            Premiums; Policy Account Transactions - Changing Premium and
                                            Deduction Allocation Percentages.

16 . . . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - (Introduction), - The
                                            Separate Account and Its Investment Divisions, - The Funds;
                                            Policy Account Value - Amounts in the Separate Account; Policy
                                            Account Transactions - Changing Premium and Deduction
                                            Allocation Percentages, - Transfers of Policy Account Value
                                            Among Investment Divisions, - Loan Requests, - Repaying the
                                            Loan; The Guaranteed Interest Division - Transfers from the
                                            Guaranteed Interest Division; Additional Information About
                                            EquiBuilder III-TM- Policies - Policy Periods, Anniversaries,
                                            Dates and Ages.

17(a), 17(b), 17(c). . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Death Benefits,
                                            - Maturity Benefit, - Changing the Face Amount of Insurance, -
                                            Changes in EquiBuilder III-TM- Policies, - Flexible Premium
                                            Payments, - Additional Benefits; Variable Account Investment
                                            Choices - Right to Change Operations; Policy Account Value;
                                            Policy Account Transactions - Changing Premium and Deduction
                                            Allocation Percentages, - Transfers of Policy Account Value
                                            Among Investment Divisions, - Borrowing from the Policy
                                            Account, - Withdrawing Money from the Policy Account, -
                                            Surrendering the


Registration Item
of Form N-8B-2                                             Location in Prospectus
--------------                                             ----------------------
                                            Policy for Its Net Cash Surrender Value; The Guaranteed
                                            Interest Division - Transfers from the Guaranteed Interest
                                            Division; Additional Information About EquiBuilder III-TM-
                                            Policies - Right To Examine the Policy, - Lapse, -
                                            Reinstatement; Payment Options; Payment of Proceeds.

18(a). . . . . . . . . . . . . . . . . . . .Policy Account Value - Determination of the Unit Value.

18(b), 18(d) . . . . . . . . . . . . . . . .Inapplicable.

18(c). . . . . . . . . . . . . . . . . . . .Summary; Variable Account Investment Choices - Ownership of
                                            the Assets of the Separate Account; Deductions and Charges -
                                            Charges Against the Separate Account - Tax Reserve; The
                                            Guaranteed Interest Division (Introduction).

19 . . . . . . . . . . . . . . . . . . . . .Reports to Policy Owners; Distribution of the Policies; Voting
                                            Rights of a Policy Owner.

20(a). . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Funds, - Right to
                                            Change Operations; Deductions and Charges - Charges Against
                                            the Policy Account - Changes in Monthly Charges; Voting Rights
                                            of a Policy Owner.

20(b). . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Separate Account and
                                            Its Investment Divisions.

20(c), 20(d), 20(e), 20(f) . . . . . . . . .Inapplicable.

21(a). . . . . . . . . . . . . . . . . . . .Policy Account Transactions - Borrowing from the Policy
                                            Account, - Loan Requests, - Policy Loan Interest, - When
                                            Interest is Due, - Repaying the Loan, - The Effects of a
                                            Policy Loan on the Policy Account.

21(b), 21(c) . . . . . . . . . . . . . . . .Inapplicable.

22 . . . . . . . . . . . . . . . . . . . . .Limits on American Franklin's Right To Challenge a Policy.

23 . . . . . . . . . . . . . . . . . . . . .Inapplicable.

24 . . . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies; Additional
                                            Information.

25 . . . . . . . . . . . . . . . . . . . . .The American Franklin Life Insurance Company.

26 . . . . . . . . . . . . . . . . . . . . .Inapplicable.

27 . . . . . . . . . . . . . . . . . . . . .The American Franklin Life Insurance Company; Other Policies
                                            and Contracts.

28 . . . . . . . . . . . . . . . . . . . . .The American Franklin Life Insurance Company; Management.

Registration Item
of Form N-8B-2                                             Location in Prospectus
--------------                                             ----------------------
29 . . . . . . . . . . . . . . . . . . . . .The American Franklin Life Insurance Company; Management.

30, 31, 32, 33, 34 . . . . . . . . . . . . .Inapplicable.

35 . . . . . . . . . . . . . . . . . . . . .The American Franklin Life Insurance Company; Distribution of
                                            the Policies.

36, 37 . . . . . . . . . . . . . . . . . . .Inapplicable.

38, 39 . . . . . . . . . . . . . . . . . . .Distribution of the Policies.

40 . . . . . . . . . . . . . . . . . . . . .Inapplicable.

41(a). . . . . . . . . . . . . . . . . . . .Distribution of the Policies.

41(b), 41(c), 42, 43 . . . . . . . . . . . .Inapplicable.

44(a)(1) . . . . . . . . . . . . . . . . . .Policy Account Value - Determination of the Unit Value.

44(a)(2), 44(a)(3) . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Death Benefits,
                                            - Maturity Benefit, - Changes in EquiBuilder III-TM- Policies;
                                            Variable Account Investment Choices - (Introduction), - The
                                            Separate Account and Its Investment Divisions, - The Funds, -
                                            Right to Change Operations; Deductions and Charges; Policy
                                            Account Value; Policy Account Transactions - Changing Premium
                                            and Deduction Allocation Percentages, - Transfers of Policy
                                            Account Value Among Investment Divisions, - Borrowing from the
                                            Policy Account, - Loan Requests, - Repaying the Loan, -
                                            Withdrawing Money from the Policy Account, - Surrendering the
                                            Policy for Its Net Cash Surrender Value; The Guaranteed
                                            Interest Division - Transfers from the Guaranteed Interest
                                            Division; Additional Information About EquiBuilder III-TM-
                                            Policies - Right To Examine, - Policy Periods, Anniversaries,
                                            Dates and Ages; Payment of Proceeds.

44(a)(4) . . . . . . . . . . . . . . . . . .Deductions and Charges - Charges Against the Separate Account
                                            - Tax Reserve.

44(a)(5) . . . . . . . . . . . . . . . . . .Deductions And Charges - Deductions From Premiums.

44(a)(6) . . . . . . . . . . . . . . . . . .Deductions And Charges - Deductions From Premiums, - Charges
                                            Against the Policy Account, - Charges Against the Separate
                                            Account, - Surrender Charge; Policy Account Value - Amounts In
                                            the Variable Investment Division, - Determination of the Unit
                                            Value.

Registration Item
of Form N-8B-2                                             Location in Prospectus
--------------                                             -----------------------
44(b). . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Death Benefits,
                                            - Maturity Benefit, - Changes in EquiBuilder III-TM- Policies;
                                            Variable Account Investment Choices (Introduction), - The
                                            Separate Account and Its Investment Divisions, - The Funds, -
                                            Right to Change Operations; Deductions and Charges; Policy
                                            Account Value; Policy Account Transactions - Changing Premium
                                            and Deduction Allocation Percentages, - Transfers of Policy
                                            Account Value Among Investment Divisions, - Borrowing from the
                                            Policy Account, - Loan Requests, - Repaying the Loan, -
                                            Withdrawing Money from the Policy Account, - Surrendering the
                                            Policy for Its Net Cash Surrender Value; The Guaranteed
                                            Interest Division - Transfers from the Guaranteed Interest
                                            Division; Additional Information About EquiBuilder III-TM-
                                            Policies - Right To Examine the Policy, - Policy Periods,
                                            Anniversaries, Dates and Ages; Tax Effects; Payment of
                                            Proceeds.

44(c). . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Death Benefits,
                                            - Maturity Benefit, - Changes in EquiBuilder III-TM- Policies,
                                            - Flexible Premium Payments; Variable Account Investment
                                            Choices - (Introduction), - The Separate Account and Its
                                            Investment Divisions, - The Funds; Deductions and Charges;
                                            Policy Account Value; Policy Account Transactions - Changing
                                            Premium and Deduction Allocation Percentages, - Transfers of
                                            Policy Account Value Among Investment Divisions, - Borrowing
                                            from the Policy Account, - Loan Requests, - Repaying the Loan,
                                            - Withdrawing Money from the Policy Account, - Surrendering
                                            the Policy for Its Net Cash Surrender Value;   The Guaranteed
                                            Interest Division - Transfers from the Guaranteed Interest
                                            Division; Additional Information About EquiBuilder III-TM-
                                            Policies - Right To Examine, - Policy Periods, Anniversaries,
                                            Dates and Ages; Payment of Proceeds.

45 . . . . . . . . . . . . . . . . . . . . .Inapplicable.

46(a). . . . . . . . . . . . . . . . . . . .The Features of EquiBuilder III-TM- Policies - Death Benefits,
                                            - Maturity Benefit, - Changes in EquiBuilder III-TM- Policies;
                                            Variable Account Investment Choices - (Introduction), - The
                                            Separate Account and Its Investment Divisions, - the Funds, -
                                            Right to Change Operations; Deductions and Charges; Policy
                                            Account Value; Policy Account Transactions - Changing Premium
                                            and Deduction Allocation Percentages, - Transfers of Policy
                                            Account Value Among Investment Divisions, - Borrowing from the
                                            Policy Account, - Loan Requests, - Repaying the Loan, -
                                            Withdrawing Money from the Policy Account, - Surrendering the
                                            Policy for Its Net Cash Surrender Value; The Guaranteed
                                            Interest Division - Transfers from the Guaranteed Interest
                                            Division; Additional Information About EquiBuilder III-TM-
                                            Policies - Right To Examine, - Policy Periods, Anniversaries,
                                            Dates and Ages; Payment of Proceeds.

Registration Item
of Form N-8B-2                                             Location in Prospectus
--------------                                             -----------------------
46(b), 47, 48, 49, 50. . . . . . . . . . . .Inapplicable.

51(a) - (j). . . . . . . . . . . . . . . . .Summary; Detailed Information About American Franklin and
                                            EquiBuilder III-TM- Policies; Additional Information.

52(a). . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Funds, - Right to
                                            Change Operations.

52(b), 52(d) . . . . . . . . . . . . . . . .Inapplicable.

52(c). . . . . . . . . . . . . . . . . . . .Variable Account Investment Choices - The Funds, - Right to
                                            Change Operations; Deductions and Charges - Charges Against
                                            the Policy Account - Changes in Monthly Charges; Voting Rights
                                            of a Policy Owner.

53(a). . . . . . . . . . . . . . . . . . . .Payment Options; Assignment of a Policy; Employee Benefit
                                            Plans.

53(b), 54, 55, 56, 57, 58. . . . . . . . . .Inapplicable.

59 . . . . . . . . . . . . . . . . . . . . .Financial Statements.

                           EQUIBUILDER III-TM-
                               POLICIES

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              issued by
                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               through
                        Separate Account VUL-2

This Prospectus describes EquiBuilder III-TM- flexible premium variable life insurance policies issued by The American Franklin Life Insurance Company ("American Franklin"). EquiBuilder III-TM- policies provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. Capitalized terms not otherwise defined on this cover page have the same meanings as they have in the Prospectus. EquiBuilder III-TM- is a trademark of American Franklin.

EquiBuilder III-TM- pays a death benefit to a beneficiary you designate when the person you insure dies. You choose one of two death benefit options. Whichever option you choose, we will pay a death benefit of a percentage of the Policy Account as of the day the Insured Person dies, if that benefit would be greater than the death benefit under the option you picked.

                                      PROSPECTUS
                                    APRIL 30, 1999

We deposit your net premium in your Policy Account. You may allocate amounts to our Guaranteed Interest Division (which is part of our General Account and pays interest at a declared rate) or to one or more of the variable investment divisions of the Separate Account, or both. (For the first fifteen days after we issue your policy, we require premiums to be invested in the VIP Money Market division.)

The variable investment divisions each purchase shares of a corresponding portfolio of the Variable Insurance Products Fund ("VIP"), the Variable Insurance Products Fund II ("VIP II") or the MFS Variable Insurance Trust (each available portfolio, a "Fund," and collectively, the "Funds"). The Prospectuses of the Funds, attached to this Prospectus, describe the investment objectives, policies and risks of each Fund.

     *    Fidelity VIP Money Market
     *    Fidelity VIP High Income
     *    Fidelity VIP Equity-Income
     *    Fidelity VIP Growth
     *    Fidelity VIP Overseas
     *    Fidelity VIPII Investment Grade Bond
     *    Fidelity VIPII Asset Manager
     *    Fidelity VIPII Index 500
     *    Fidelity VIPII Asset Manager: Growth
     *    Fidelity VIPII Contrafund
     *    MFS Emerging Growth
     *    MFS Research
     *    MFS Growth With Income
     *    MFS Total Return
     *    MFS Utilities
     *    MFS Capital Opportunities

Each of these portfolios is available through an investment division.

The Policy Account value allocated to a variable investment division depends on the investment performance of the corresponding Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment divisions. If the Fund investments go down, the value of a Policy can decline. The value of the Guaranteed Interest Division will depend on the interest rates that we declare.

After you pay the first premium, you decide, within limits, the amount and frequency of your premium payments. You can also increase or decrease the amount of insurance protection, within limits.

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the EquiBuilder III-TM-variable life insurance policy, which is issued by:

The American Franklin Life Insurance Company
# 1 Franklin Square
Springfield, Illinois 62713-0001
Telephone No. 800/528-2011

The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus and other information.

VARIABLE LIFE INSURANCE POLICIES INVOLVE CERTAIN RISKS, AND YOU MAY LOSE SOME OR ALL OF YOUR INVESTMENT.

-    WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE INVESTMENT DIVISIONS WILL
     PERFORM.

- THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, AND NO BANK ENDORSES OR GUARANTEES THE POLICY.

- NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES YOUR INVESTMENT IN THE POLICY.

THERE IS NO GUARANTEED CASH SURRENDER VALUE FOR AMOUNTS ALLOCATED TO THE VARIABLE INVESTMENT DIVISIONS.


IF THE NET CASH SURRENDER VALUE (THE CASH SURRENDER VALUE REDUCED BY ANY LOAN BALANCE) IS INSUFFICIENT TO COVER THE CHARGES DUE UNDER THE POLICY, THE POLICY MAY TERMINATE WITHOUT VALUE.

BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Definitions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . vi

Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

Detailed Information About American Franklin and EquiBuilder III-TM- Policies. . . .5
  The American Franklin Life Insurance Company . . . . . . . . . . . . . . . . . . .5

The Features of EquiBuilder III-TM- Policies . . . . . . . . . . . . . . . . . . . .5
  How EquiBuilder III-TM- Policies Differ from Whole Life Insurance. . . . . . . . .5
  Death Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
  Policy Issuance Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .7
  Maturity Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
  Changes in EquiBuilder III-TM- Policies. . . . . . . . . . . . . . . . . . . . . .7
  Changing the Face Amount of Insurance. . . . . . . . . . . . . . . . . . . . . . .8
  Changing Death Benefit Options . . . . . . . . . . . . . . . . . . . . . . . . . .9
  When Face Amount and Death Benefit Changes Go Into Effect. . . . . . . . . . . . .9
  Flexible Premium Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Additional Benefits. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

Variable Investment Division Investment Choices. . . . . . . . . . . . . . . . . . 11
  The Separate Account and Its Investment Divisions. . . . . . . . . . . . . . . . 12
  The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Investment Policies of the Funds . . . . . . . . . . . . . . . . . . . . . . . . 13
  Ownership of the Assets of the Separate Account. . . . . . . . . . . . . . . . . 15
  Right to Change Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Deductions From Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Charges Against the Policy Account . . . . . . . . . . . . . . . . . . . . . . . 18
  Charges Against The Separate Account . . . . . . . . . . . . . . . . . . . . . . 19
  Surrender Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Other Transaction Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
  Allocation of Policy Account Charges . . . . . . . . . . . . . . . . . . . . . . 23

Policy Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
  Amounts in the Variable Investment Divisions . . . . . . . . . . . . . . . . . . 23
  Determination of the Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . 24

Policy Account Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
  Changing Premium and Deduction Allocation Percentages. . . . . . . . . . . . . . 25
  Transfers of Policy Account Value Among Investment Divisions . . . . . . . . . . 25
  Borrowing from the Policy Account. . . . . . . . . . . . . . . . . . . . . . . . 26
  Loan Requests. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
  Policy Loan Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
  When Interest is Due . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  Repaying the Loan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  The Effects of a Policy Loan on the Policy Account . . . . . . . . . . . . . . . 27
  Withdrawing Money from the Policy Account. . . . . . . . . . . . . . . . . . . . 29
  Surrendering the Policy for Its Net Cash Surrender Value . . . . . . . . . . . . 30

The Guaranteed Interest Division . . . . . . . . . . . . . . . . . . . . . . . . . 30


  Amounts in the Guaranteed Interest Division. . . . . . . . . . . . . . . . . . . 30
  Interest on Amounts in the Guaranteed Interest Division. . . . . . . . . . . . . 31
  Transfers from the Guaranteed Interest Division. . . . . . . . . . . . . . . . . 31

Additional Information About EquiBuilder III-TM- Policies. . . . . . . . . . . . . 32
  Right to Examine . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
  Lapse. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
  Reinstatement. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
  Policy Periods, Anniversaries, Dates and Ages. . . . . . . . . . . . . . . . . . 33

Federal Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
  Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
  Tax Status of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
  Tax Treatment of Policy Benefits . . . . . . . . . . . . . . . . . . . . . . . . 35
  Possible Charges for American Franklin's Taxes . . . . . . . . . . . . . . . . . 37

Illustrations of Death Benefits, Policy Account and
  Cash Surrender Values, and Accumulated Premiums. . . . . . . . . . . . . . . . . 37

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48

Voting Rights of a Policy Owner. . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Voting Privileges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Material Conflicts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49

Reports To Policy Owners . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49

Limits On American Franklin's Right To Challenge A Policy. . . . . . . . . . . . . 50

Payment Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51

The Beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52

Assignment of A Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52

Employee Benefit Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52

Payment of Proceeds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53

Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53

Distribution of the Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . 53

Administrative Services. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54

State Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54

Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55

Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55

Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55

Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55


Registration Statement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56

Other Policies and Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . 56

Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56


------------------------------------------------------------------------------

This prospectus generally describes only the variable portion of the policy, except where the fixed account is specifically mentioned.

DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This is a glossary of certain terms used in this Prospectus:

ADMINISTRATIVE OFFICE-The address of the Administrative Office of American Franklin is #1 Franklin Square, Springfield, Illinois 62713-0001.

AGE-The age of the Insured Person on his or her birthday nearest the date on which a determination of the Insured Person's age is made.

AMERICAN FRANKLIN, WE, OUR-The American Franklin Life Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder III-TM-individual flexible premium variable life insurance policies described in this Prospectus.

FACE AMOUNT-The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

FUND(S)-Portfolio(s) of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and MFS Variable Insurance Trust, which are all "series" type mutual funds. Each portfolio is referred to as a Fund, and collectively, as the Funds.

GUARANTEED INTEREST DIVISION-A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

INSURED PERSON-The person whose life is insured under a policy.

POLICY ACCOUNT-The sum of amounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

POLICY ANNIVERSARY-An anniversary of the Register Date of a policy while the policy is in effect.

POLICY MONTH-A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

POLICY OWNER, YOU-The person designated as Policy Owner on the Policy Information page of a policy.

POLICY YEAR-An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

REGISTER DATE-The date we issue a policy or the date we receive a full initial premium payment, whichever is earlier.

SEPARATE ACCOUNT-Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding Funds.

TARGET PREMIUM-A hypothetical annual premium which is based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. The Target Premium for each EquiBuilder III-TM- policy is shown on the Policy Information page of the policy.

SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This is a summary of some of the more important points that you should know and consider before purchasing the EquiBuilder III-TM- variable life insurance policy.

THE POLICY

The EquiBuilder III-TM- variable life insurance policy is an individual flexible premium variable life insurance policy issued by The American Franklin Life Insurance Company. Among other things, the policy:

(a) provides insurance protection on the life of the insured until the policy's maturity date.

(b) allows you to vary the amount and timing of the premiums you pay, within limits, and to change the amount of the death benefit payable under the policy, within specified guidelines.

(c) provides the opportunity for cash value build-up on a tax-deferred basis, depending on investment performance of the underlying mutual fund portfolios (or Funds). However, there is no guaranteed policy value and you bear the risk of poor investment performance.

(d) permits you to borrow against the policy value, to make partial surrenders, or to surrender the policy completely. Loans and partial surrenders will affect the policy value and may affect the death benefit and termination of the policy.

In addition to providing life insurance, the policy provides a means of investing for long-term purposes. Tax deferral allows the entire amount you have invested (net of charges) to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide account value among the guaranteed interest division and sixteen variable investment divisions which invest in portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II, and MFS Variable Insurance Trust. We guarantee the principal and a minimum interest rate you will receive from the guaranteed interest division. However, the value of what you allocate to the sixteen variable investment divisions is not guaranteed. Instead, your investment in the variable investment divisions will go up or down with the performance of the particular Funds you select (and the deduction of charges). You will lose money on account value allocated to the variable investment divisions if performance is not sufficiently positive to cover the charges under the policy.

PAYMENT OF PREMIUMS

Although you select planned periodic premiums, you are not required to pay them. (The minimum initial premium and planned periodic premium depend on age, sex, and risk class of the insured, on the Face Amount of the policy, and on any supplemental benefit riders to the policy.) Within limits, you can vary the frequency and amount of premium payments and can skip planned periodic premiums. HOWEVER, EXTRA PREMIUMS MAY BE REQUIRED TO PREVENT POLICY TERMINATION UNDER CERTAIN CIRCUMSTANCES.

FUNDING CHOICES

We deduct a sales expense charge and premium taxes from each premium payment, and then we allocate the net premium among the variable investment divisions and the guaranteed interest division according to your written instructions.

You may allocate each net premium (and your existing policy value) among variable investment divisions which invest in the following sixteen portfolios:

     *    Fidelity VIP Money Market
     *    Fidelity VIP High Income
     *    Fidelity VIP Equity-Income
     *    Fidelity VIP Growth
     *    Fidelity VIP Overseas
     *    Fidelity VIPII Investment Grade Bond
     *    Fidelity VIPII Asset Manager
     *    Fidelity VIPII Index 500
     *    Fidelity VIPII Asset Manager: Growth
     *    Fidelity VIPII Contrafund
     *    MFS Emerging Growth
     *    MFS Research
     *    MFS Growth With Income
     *    MFS Total Return
     *    MFS Utilities

     *    MFS Capital Opportunities

You may also allocate each net premium (and your existing account value) to the guaranteed interest division. We guarantee your guaranteed interest division allocation will earn at least 4 1/2% interest per year.

CHARGES AND DEDUCTIONS

We deduct a 5% sales expense charge (up to the "target" premium) and applicable premium taxes from each premium payment. Premium taxes vary by state, and are up to 5%.

We also make certain periodic deductions from your policy value. Each month, we deduct from your policy value:

(a)  the cost of insurance charge;

(b) the monthly administrative charge (currently $6, plus $24 per month for the first 12 policy months); and

(c)  any additional benefit charges.

Each day, we deduct a charge from the assets in the variable investment divisions for certain mortality and expense risks we bear under the policy. This charge is at an effective annual rate of 0.75% of those assets.

In addition, investment management fees and other expenses are deducted from each portfolio of the underlying funds. See the table below for a summary of these portfolio expenses.

                                 FUND ANNUAL EXPENSES
                           (% of average daily net assets)


                             Manage-                    Other         Total
                              ment         12b-1         Ex-          Fund
Fund                          Fee          Fees        penses(1)     Expenses
----                         ------        -----       ---------     --------
Fidelity VIP
Money Market

Fidelity VIP
High Income

Fidelity VIP
Equity-Income

Fidelity VIP
Growth

Fidelity VIP
Overseas


                             Manage-                    Other         Total
                              ment         12b-1         Ex-          Fund
Fund                          Fee          Fees        penses(1)     Expenses
----                         ------        -----       ---------     --------
Fidelity VIPII
Investment
Grade Bond

Fidelity VIPII
Asset Manager

Fidelity VIPII
Index 500

Fidelity VIPII
Asset Manager:
Growth

Fidelity VIPII
Contrafund

MFS Emerging
Growth

MFS Research

MFS Growth
with Income

MFS Total
Return

MFS Utilities

MFS Capital
Opportunities



(1)Fund Annual Expenses are those incurred for the year ended December 31, 1998. ACTUAL EXPENSES OF A FUND MAY BE GREATER OR LESS THAN THOSE SHOWN.

We deduct a surrender charge on a full surrender of the policy during the first 10 policy years. The surrender charge is approximately 50% of one "target" premium as shown in your policy. It varies with the insured's age on the policy's effective date. The surrender charge is constant for the first six policy years, and then decreases annually to zero at the end of the 10th policy year.

We deduct a partial surrender charge if you reduce the Face Amount during the first 10 policy years. The partial surrender charge is a pro rata portion of the then-applicable surrender charge. We also charge the lesser of $25 or 2% of the partial surrender amount.

We impose an administrative charge for each Face Amount increase, equal to $1.50 for each $1,000 increase, up to $300. We also charge a transfer fee of up to $25 for each transfer in excess of four each policy year. We also may charge for illustrations you request.

TAXES

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. However, there is some uncertainty as to whether a policy issued on a substandard basis will satisfy the Internal Revenue Code definition of life insurance. Under certain circumstances, a policy could be treated as a modified endowment contract. See "Tax Considerations" for a discussion of when withdrawals and loans from policy value could be subject to Federal income tax and penalty tax.

CASH BENEFITS

Your Policy Account is the sum of the amounts allocated to the variable investment divisions and the amount allocated to the guaranteed interest division. The cash surrender value (the account value less any applicable surrender charges) may be substantially less than the premiums paid, especially in early policy years.

POLICY LOANS. You may take loans in the aggregate amount of up to 90% of the policy's cash surrender value. The minimum loan amount is usually $500. Policy loans reduce the amount available for allocations and transfers.

FULL SURRENDER. You may surrender the policy at any time for its net cash surrender value. The net cash surrender value is the cash surrender value less any outstanding loan and loan interest due.

PARTIAL SURRENDER. You generally may make a partial surrender of the policy at any time during the insured's life and after the policy has been in force one year, provided that the policy has sufficient net cash surrender value remaining.

DEATH BENEFIT

You must select one of two death benefit options under the policy:

Option A - the greater of the policy's Face Amount or a multiple of its Policy Account value on the date of death; or

Option B - the greater of (i) the policy's Face Amount plus its account value or
(ii) a multiple of its Policy Account value on the date of death.

Subject to certain limits, you may change the Face Amount and death benefit.

The policy's minimum Face Amount is $50,000.

TERMINATION

There is no minimum guaranteed Policy Account value. The policy value may decrease if the investment performance of the variable investment divisions (to which you have allocated Policy Account value) is not sufficiently positive to cover the charges deducted under the policy.

IF THE NET CASH SURRENDER VALUE BECOMES INSUFFICIENT TO COVER THE MONTHLY DEDUCTION WHEN DUE, THE POLICY WILL TERMINATE WITHOUT VALUE AFTER A GRACE PERIOD, EVEN IF YOU PAY ALL PLANNED PERIODIC PREMIUMS IN FULL AND ON SCHEDULE. Additional premium payments will be necessary during the grace period to keep the policy in force.

OTHER INFORMATION

FREE LOOK: For a limited time after the policy's effective date, you may cancel the policy and receive a full refund of all premiums paid.

SUPPLEMENTAL BENEFITS. Your policy may have one or more supplemental benefits which are attached to the policy by rider. Each has its own requirements for eligibility, and generally has its own charge. Among the benefits currently available under the policy are:

(a)  accelerated benefit settlement option rider;

(b)  accidental death benefit rider;

(c)  children's term insurance rider;

(d)  additional insured term insurance rider; and

(e)  disability waiver benefit rider.

Other supplemental benefits may also be available.

TRANSFERS: Within certain limits, you may transfer all or part of your policy value among the variable investment divisions and the guaranteed interest division. We may charge for transfers in excess of four in a policy year. There are special limits on transfers from the Guaranteed Interest Division.

ILLUSTRATIONS: Sample illustrations of hypothetical death benefits and Policy Account values are in this prospectus. These may help you:

(a) understand (i) the long-term effects of different levels of investment performance and (ii) the charges and deductions under the policy; and

(b)  compare the policy to other life insurance policies.

The illustrations also show the value of annual premiums accumulated with interest and demonstrate that the Policy Account value may be low (compared to the premiums plus accumulated interest) if the policy is surrendered in the early policy years. Therefore, the policy should not be purchased as a short-term investment.

FINANCIAL INFORMATION: Our financial statements, and financial statements for the variable investment divisions, are in Appendix E to this prospectus.

INQUIRIES

If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

The American Franklin Life Insurance Company
# 1 Franklin Square
Springfield, Illinois 62713-0001
-------------------------------------------------------------------------------
     The policy is not available in all states. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

     NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the prospectuses for the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, and the MFS Variable Insurance Trust carefully before investing.

 DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER III-TM- POLICIES


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

     The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     American Franklin is a wholly-owned subsidiary of American General Corporation ("American General"), 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. It is a publicly held company whose stock is traded on the New York Stock Exchange.

                 THE FEATURES OF EQUIBUILDER III-TM- POLICIES

HOW EQUIBUILDER III-TM- POLICIES DIFFER FROM WHOLE LIFE INSURANCE

     We designed EquiBuilder III-TM- policies to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder III-TM- policies are different from traditional whole life insurance in that you are not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder III-TM-policies also provide for two different types of death benefit options, and you may change options. You generally have the ability to increase or decrease the Face Amount without purchasing a new policy. However, we may require evidence of insurability. In addition, you may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

DEATH BENEFITS

     We will pay the death benefit (less any policy loan and loan interest and any overdue charges) to your beneficiary when the Insured Person dies. You may choose from two death benefit options: Option A and Option B. Option A pays the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B pays the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. The value of the benefit under Option B is variable and fluctuates with the amount in the Policy Account. Insurance under Option B costs more per month than under Option A. The value of the Policy Account and the net cash surrender value of the policy under Option B will be lower than under Option A, all other things being equal.

     Under both options, an alternate death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option you selected. This benefit is a percentage multiple of the amount in your Policy Account. The percentage declines as the Insured Person gets older. The benefit will be the amount in the Policy Account on the day the Insured Person dies multiplied by the percentage for the Insured Person's age (as of his or her nearest birthday) at the beginning of the policy year of the Insured Person's death. For ages that are not shown on the table set forth below, the applicable percentages will decrease proportionately for each full year.

                               TABLE OF DEATH BENEFITS
                            BASED ON POLICY ACCOUNT VALUES
--------------------------------------------------------------------------------



                                             MINIMUM DEATH BENEFIT AS
                                                  PERCENTAGE
          INSURED PERSON'S AGE               OF THE POLICY ACCOUNT
--------------------------------------------------------------------------------
               40 or under                             250%
               45                                      215
               50                                      185
               55                                      150
               60                                      130
               65                                      120
               70                                      115
               75 to 90                                105
               95                                      100


     For example, if the Insured Person is 40 years old and the amount in the Policy Account is $100,000, the death benefit would be at least $250,000 (250% of $100,000).

     These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for a policy to qualify as life insurance. See "Federal Tax Considerations," below.

     Under either Option A or Option B, the length of time a policy remains in force depends on the net cash surrender value of the policy. Because we deduct the charges that maintain the policy from the Policy Account, coverage will last as long as the net cash surrender value can cover these deductions. (See "Additional Information about EquiBuilder III-TM- Policies-Lapse of the Policy," below.) The investment experience (which may be either positive or negative) of any amounts in the variable investment divisions and the interest earned in the Guaranteed Interest Division affect the amount in the Policy Account. As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

     If you prefer to have insurance coverage that varies with the investment experience of your Policy Account, you should choose Option B. The death benefit under Option B will always be at least the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest), whichever is greater. If you prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges, you should choose Option A.

POLICY ISSUANCE INFORMATION

     When you complete an application for a policy, it is submitted to us. We make the decision to issue a policy based on the information in the application and our standards for issuing insurance and classifying risks. If we decide not to issue a policy, we will refund any premium paid.

     We will not issue a new policy having a Face Amount that is less than $50,000, nor will we issue a policy for an Insured Person who is older than 75.

     No insurance under a policy will take effect: (a) until we deliver a policy and you pay the full initial premium while the Insured Person is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time you pay the premium.

     See "The Features of EquiBuilder III-TM- Policies-Flexible Premium Payments" and "Distribution of the Policies-Applications," below for additional information concerning procedures for obtaining a policy.

MATURITY BENEFIT

     If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, we will pay you the Policy Account value net of any outstanding loan and loan interest. The policy will then end.

CHANGES IN EQUIBUILDER III-TM- POLICIES

     EquiBuilder III-TM- policies provide you flexibility to choose from a variety of strategies, described in the sections that follow, that enable you to increase or decrease your insurance protection.

     A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder III-TM- Policies-Changing the Face Amount of Insurance," below.

     A partial withdrawal of net cash surrender value reduces the Policy Account and death benefit and may reduce the policy's Face Amount, while providing a cash payment. It does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

     Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged. Under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder III-TM- Policies-Flexible Premium Payments," below.

     Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder III-TM- Policies-Changing the Face Amount of Insurance," below.

     Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder III-TM-Policies-Flexible Premium Payments," below.

CHANGING THE FACE AMOUNT OF INSURANCE

     Any time after the first policy year while a policy is in force, you may change your policy's Face Amount. You can do this by sending a written request to us. Any change will be subject to our approval and the following conditions:

     For increases in the Face Amount, we must have satisfactory evidence that the Insured Person is still insurable. Our current procedure if the Insured Person has become a more expensive risk is to ask you to confirm that you will pay higher cost of insurance charges on the amount of the increase.

     Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, we will assess a one-time administrative charge for each increase against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance, up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

     You may not reduce the Face Amount below the minimum we require to issue a policy at the time of the reduction. We will lower monthly charges against the Policy Account for the cost of insurance if you reduce the Face Amount. If you reduce the Face Amount during the first ten policy years, we will assess a pro rata share of the applicable surrender charge against the Policy Account. See "Deductions and Charges-Surrender Charge," below.

     We currently disapprove a requested decrease in the Face Amount if it would trigger the alternate death benefit requirement. (This is the federal tax law provision that can require us to pay as a death benefit a percentage multiple of the Policy Account.) Instead, we will ask you to make a partial withdrawal of net cash surrender value from the Policy Account, and then we decrease the Face Amount. See "The Features of EquiBuilder III-TM- Policies-Death Benefits," above.

     Currently, if you request a Face Amount decrease when you have previously increased the Face Amount, we will apply the decrease first against the most recent increase in the Face Amount. We will then apply decreases to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

     Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract" or may have other adverse tax consequences. See "Federal Tax Considerations," below.

CHANGING DEATH BENEFIT OPTIONS

     Any time after the first policy year while a policy is in force, you may change the death benefit option by sending us a written request. If you change the death benefit from Option A to Option B, the Face Amount will go down by the amount in the Policy Account on the date of the change. We will not allow this change if it would reduce the Face Amount below the minimum we require to issue a policy at the time of the reduction. If you change the death benefit from Option B to Option A, the Face Amount of insurance will go up by the amount in the Policy Account on the date of the change. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based (see "Deductions and Charges-Charges Against the Policy Account-Cost of Insurance Charge," below).

       Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before changing the death benefit option.

     We will not require evidence of insurability for the increase in the Face Amount when you change from Option B to Option A, nor will we charge for this increase. We will not assess a surrender charge for the decrease in the Face Amount when you change from Option A to Option B.

WHEN FACE AMOUNT AND DEATH BENEFIT CHANGES GO INTO EFFECT

     Any change in the Face Amount or death benefit option of a policy is effective at the beginning of the policy month following the date we approve the request. After we approve the request, we will send you a written notice of the approval showing each change. You should attach this notice to your policy. We may also request that you return your policy to us so that we can make the appropriate changes.

     In some cases, we may not approve a change you request because it might disqualify the policy as life insurance under applicable federal tax law. We will send you a written notice of our decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

     You may choose the amount and frequency of your premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. You determine the planned premium, within limits we set when you apply for a policy. Planned premiums may not equal the amount of premiums that will keep your policy in effect. Planned premiums are generally the amount you decide you want to pay and you can change them at any time.

     You must pay a minimum initial premium on or before the date on which we deliver the policy. The insurance will not go into effect until we receive this minimum initial premium. We determine the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits you select. Make the first premium payment by check or money order payable to "The American Franklin Life Insurance Company." Pay any additional premiums by check or money order payable to "The American Franklin Life Insurance Company" and send them to our Administrative Office.

     We will send you premium reminder notices based on your planned premium unless you request that we not do so in your application, or by writing to our Administrative Office. Nevertheless, you may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

     Generally, you may pay other premiums at any time and in any amount, as long as each payment is at least $100. (In some states, policies may have different minimum premium payments.) We may increase this minimum upon 90 days' written notice. We may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law. See "Federal Tax Considerations," below.

     If you stop paying premiums temporarily or permanently, the policy will continue in effect until the net cash surrender value no longer covers the monthly charges against the Policy Account for the benefits selected. PLANNED PREMIUMS MAY NOT BE SUFFICIENT TO MAINTAIN A POLICY BECAUSE OF INVESTMENT EXPERIENCE, POLICY CHANGES OR OTHER FACTORS.

     The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder III-TM- policies work. The tables show death benefits and Policy Account and cash surrender values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

ADDITIONAL BENEFITS

     You may add additional benefits to your policy. We will assess a monthly charge against the Policy Account for each additional benefit, other than the accelerated benefit settlement option rider. You can cancel these benefits at any time. Your policy will have more details if you select any of these benefits. The following additional benefits are currently available:

     DISABILITY WAIVER BENEFIT. With this benefit, we waive monthly charges from the Policy Account if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, we will waive monthly charges for life as long as the disability continues. If the disability starts after that, we will waive monthly charges only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

     ACCIDENTAL DEATH BENEFIT. We will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

     CHILDREN'S TERM INSURANCE. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. Coverage lasts only until the Insured Person reaches age 65 or the child reaches age 25, whichever happens first.

     TERM INSURANCE ON AN ADDITIONAL INSURED PERSON. You may obtain term insurance for another person, such as the Insured Person's spouse. We will deduct a separate charge for each additional Insured Person.

     ACCELERATED BENEFIT SETTLEMENT OPTION RIDER. This rider allows you to receive an accelerated benefit in the event the Insured Person becomes terminally ill or is confined to a nursing facility, as those terms are defined in the rider. In determining the accelerated benefit, we will adjust the death benefit to reflect the payment option you select, the Insured Person's sex and age, the length of time the policy has been in force, our current assumptions as to the Insured Person's life expectancy, interest rates, cost of insurance rates, and administrative charges, and a processing charge of not over $200.

     This rider is available with EquiBuilder III-TM- policies in those states where the rider has been approved. You can get information on approval of this rider in a particular state from us or from a registered representative authorized to sell the policies. There is no premium charge for this rider, and you may not add the rider after we have issued a policy. Receipt of an accelerated benefit may be subject to income tax; you should seek assistance from your personal tax advisor before electing a payment option under this rider.

                   VARIABLE INVESTMENT DIVISION INVESTMENT CHOICES

     After we deduct certain amounts from each premium, we put the balance, called the "net premium," into the Policy Account established for each policy. We credit the net premium to the Policy Account as of the date we receive it, or, if later, the Register Date. We credit the net premium to the Policy Account before deducting any charges against the Policy Account due on that date. See "Deductions and Charges-Deductions from Premiums," below.

     We will invest the Policy Account in the Money Market division until the fifteenth day after we issue the policy, or if that is not a business day, until the following business day. We will then allocate the Policy Account to the Guaranteed Interest Division or to one or more of the variable investment divisions or both, according to your directions in the policy application. These instructions will apply to any subsequent premium until you provide us with new instructions. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100.

THE SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

     We established the Separate Account on April 9, 1991 under the insurance law of the State of Illinois. It is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws.

     The Separate Account has a number of variable investment divisions, each of which invests in shares of a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II or the MFS Variable Insurance Trust. Currently, you may invest premium payments in variable investment divisions investing in the following Funds:

  -  Fidelity VIP Money Market
  -  Fidelity VIP High Income
  -  Fidelity VIP Equity-Income
  -  Fidelity VIP Growth
  -  Fidelity VIP Overseas
  -  Fidelity VIPII Investment Grade Bond
  -  Fidelity VIPII Asset Manager
  -  Fidelity VIPII Index 500

  -  Fidelity VIPII Asset Manager: Growth
  -  Fidelity VIPII Contrafund
  -  MFS Emerging Growth
  -  MFS Research
  -  MFS Growth With Income
  -  MFS Total Return
  -  MFS Utilities
  -  MFS Capital Opportunities

THE FUNDS

     Each of the Funds is a portfolio of a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund. Currently, you may invest amounts in any combination of sixteen portfolios, each of which has different investment objectives, policies and risks.

     The Funds do not impose a sales charge or "load" for buying and selling their shares. The Separate Account buys and sells the Funds' shares at net asset value pursuant to agreements between us and the Funds.

     The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner-Voting Privileges of Participants in Other Separate Accounts" for information about measures that we will take to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.

     You can find out more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their Prospectuses, which are attached to this Prospectus, and their Statements of Additional Information.

INVESTMENT POLICIES OF THE FUNDS

     Each of the Funds has a different investment objective and separate investment policies. The objectives and policies of each Fund will affect its return and its risks. The investment experiences of the variable investment divisions depend on the performances of the corresponding Funds. The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser. The investment results of the Funds, however, may be higher or lower than the results of such other funds. We make no assurance or representation that the investment results of any of the Funds will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

     Following is a summary of the policies and objectives of the Funds of the Variable Insurance Products Fund:

     VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers.

     VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yield, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investment in these securities, see the Prospectus for the Funds, which is attached to this Prospectus.

     VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. The portfolio may also invest in other types of securities including bonds and preferred stocks.

     VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

     Following is a summary of the policies and objectives of the Funds of the Variable Insurance Products Fund II:

     VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The portfolio will maintain dollar-weighted average portfolio maturity of ten years or less.

     VIPII ASSET MANAGER PORTFOLIO seeks a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

     VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index, while keeping transaction costs and other expenses low.

     VIPII ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return over the long term through investments in stocks, bonds and short-term instruments.

     VIPII CONTRAFUND PORTFOLIO seeks to increase the value of investments over the long term by investing in securities of companies whose value the investment adviser believes is not fully recognized by the public, that are undervalued or are out of favor.

     Following is a summary of the policies and objectives of the Funds of the MFS Variable Insurance Trust:

     MFS EMERGING GROWTH PORTFOLIO seeks to provide long-term growth of capital.

     MFS RESEARCH PORTFOLIO seeks to provide long-term growth of capital and future income.

     MFS GROWTH WITH INCOME PORTFOLIO seeks to provide reasonable current income and long-term growth of capital and income.

     MFS TOTAL RETURN PORTFOLIO seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFS UTILITIES PORTFOLIO seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

     MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.

     We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or division, by itself, constitutes a balanced investment plan.

     Except for the VIP MONEY MARKET, VIPII INVESTMENT GRADE BOND, VIPII INDEX 500 and MFS GROWTH WITH INCOME Funds, the Funds can purchase lower-quality bonds, also known as "junk bonds". Junk bonds are highly speculative. They provide poor protection for payment of principal and interest, and are often in default. Changes in an issuer's creditworthiness can cause greater risks of default or price changes than the risks typically associated with higher-rated securities. For a discussion of the risks of investing in junk bonds, see the Prospectuses for the Funds, which are attached to this Prospectus.

     BEFORE YOU SELECT ANY DIVISION, you should carefully read the Funds' Prospectuses. To get more copies of the Funds' Prospectuses, contact us.

     Affiliates of the Funds compensate us for administering the Funds as variable funding options for the EquiBuilder III-TM- policies. Currently, Massachusetts Financial Services Company ("MFS"), the investment adviser for MFS Variable Insurance Trust, pays us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Fund of the MFS Variable Insurance Trust attributable to the EquiBuilder III-TM- policies and certain other variable contracts we issue. This fee will not be paid by the Funds, their shareholders or the Policy Owners.

     Affiliates of Fidelity Management & Research Company ("FMR"), the investment adviser for the Variable Insurance Products Fund and the Variable Insurance Products Fund II, may compensate us or an affiliate for administrative, distribution, or other services relating to the Funds. Such compensation is generally based on assets of the Funds attributable to the EquiBuilder III-TM- policies and certain other variable contracts we issue.

OWNERSHIP OF THE ASSETS OF THE SEPARATE ACCOUNT

     Under Illinois law, we own the assets of the Separate Account and we use them to support EquiBuilder III-TM- policies, other existing variable life policies and other variable life policies we may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. In addition to premiums from EquiBuilder III-TM- policies, we may allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. We may also permit charges owed us to stay in the Separate Account. Thus, we may also participate proportionately in the Separate Account. These accumulated amounts belong to us and we may transfer them from the Separate Account to our General Account at any time.

RIGHT TO CHANGE OPERATIONS

     We reserve the right to change or add investment companies in which Policy Accounts will be invested and to modify how we operate or how the Separate Account operates. We intend to comply with applicable law in making any changes and, if necessary, will seek your approval. We have the right to:

  - add variable investment divisions to, or remove variable investment divisions from, the Separate Account, combine two or more divisions within the Separate Account, or withdraw assets relating to EquiBuilder III-TM- policies from one investment division and put them into another;

  - register or end the registration of the Separate Account under the Investment Company Act of 1940;

  - operate the Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of American Franklin within the meaning of the Investment Company Act of 1940);

  - restrict or eliminate any voting rights of Policy Owners or other people who have voting rights that affect the Separate Account; and

  - modify the provisions of the policies to assure qualification under the pertinent provisions of federal income tax laws or to comply with other applicable federal or state laws.

If any changes result in a material change in the underlying investments of an investment division, you will be notified as required by law. We may, for example, cause an investment division to invest in a mutual fund other than or in addition to the Funds. If, as a result of any such material change, you then wish to transfer your Policy Account in one variable investment division to another variable investment division or to the Guaranteed Interest Division, you may do so without charge, by giving us written instructions. At the same time, you may change the manner in which we allocate net premiums and deductions.

                                DEDUCTIONS AND CHARGES

      We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the cost of providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the sales expense deduction and the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to cover such expenses.

DEDUCTIONS FROM PREMIUMS

     We will treat any payment we receive before the final policy date as a premium, unless a policy loan is outstanding and along with the payment we receive written instructions that it is a repayment of the policy loan. (See "Policy Account Transactions - Repaying the Loan," below.) The final policy date is the policy anniversary nearest the Insured Person's 95th birthday. We deduct applicable taxes, and a sales expense deduction (subject to limits) from all premiums. We place the balance of each premium (the "net premium") in the Policy Account.

     All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments or levy other taxes or charges. Taxes currently range up to 5%. We deduct the applicable tax from each premium payment. This is a tax to American Franklin, so you cannot deduct it on your income tax return. The amount of the tax will vary depending on where you live. Since the tax deduction is a percentage of your premium, the amount of the tax deduction will also vary with the amount of the premium. We will increase or decrease this deduction to reflect any changes in the applicable taxes. In addition, if you change your place of residence, we will change the deduction to match the new tax rate. You should notify us if you move.

     We deduct a sales expense of 5% of each premium paid during any policy year until the total premiums for the policy year equal the Target Premium. (See "Definitions," above, and "Deductions and Charges-Surrender Charge," below, for more information on the Target Premium). We do not deduct a sales expense charge for premiums above a Target Premium that you pay during that policy year. During the next policy year, we will again deduct a sales expense charge of 5% until total premiums paid during that policy year equal the Target Premium. You can reduce aggregate sales expense deductions by concentrating premium payments in a few policy years so that the premiums paid in each of those years exceed a target premium. However, concentrating premium payments during a policy's early policy years, and in particular during the first policy year, may increase the contingent deferred sales charge if you surrender your policy or, in some instances, if you reduce your policy's Face Amount or let it lapse during the first ten policy years. See "Deductions and Charges - Surrender Charge," below. In addition, concentrating premium payments during the first seven policy years can increase the likelihood that a policy will be considered a modified endowment contract. See "Federal Tax Considerations - Policy Proceeds," below.

     We deduct sales expenses to recover some expenses of distributing the EquiBuilder III-TM- policies. These expenses include agents' commissions and printing EquiBuilder III-TM- prospectuses and sales literature. We also recover sales expenses through a contingent deferred sales charge, which we impose if the policy is surrendered or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years. The amount of sales expense deductions and contingent deferred sales charges in any policy year might not equal the actual sales expenses in that year. See "Deductions and Charges-Surrender Charge," and "Distribution of the Policies," below.

CHARGES AGAINST THE POLICY ACCOUNT

     At the beginning of each policy month, we deduct the following charges from each Policy Account.

     ADMINISTRATIVE CHARGE. The current charge is $6 per month. We deduct this charge to cover the continuing costs of maintaining the EquiBuilder III-TM-policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. We may raise this charge to reflect higher costs, but we guarantee it will never be more than $12 per month.

     At the beginning of each of the first twelve policy months that a policy is in effect, we will also deduct an administrative charge of $24 per month. We use this charge to recover costs of issuing and placing the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

     COST OF INSURANCE CHARGE. The monthly cost of insurance is our current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month rises due to the requirements of federal tax law (see "The Features of EquiBuilder III-TM- Policies-Death Benefits," above), the amount at risk for the month will also rise.

     For this purpose we determine the amount of each Policy Account before deducting the cost of insurance charge, but after all other charges due on that date. The cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

     We base the cost of insurance rate on the Insured Person's sex, age and risk class and the Face Amount size of the policy at the time of the charge. We may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. We base the maximum charges on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages.

     In Montana and Massachusetts there will be no distinctions based on sex. Congress and various states legislatures have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. Employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder III-TM- policy in connection with an employment-related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, we will provide cost of insurance charges that do not distinguish between males and females.

          ILLUSTRATIVE TABLE OF MONTHLY COST OF INSURANCE RATES FOR MALE NON-TOBACCO (ROUNDED) PER $1,000 OF AMOUNT AT RISK




                    $50,000 - $199,999                      $200,000 AND OVER
                    FACE AMOUNT SIZE BAND                   FACE AMOUNT SIZE BAND

     ATTAINED       GUARANTEED          CURRENT             GUARANTEED          CURRENT
     AGE            MAXIMUM RATE        RATE                MAXIMUM RATE        RATE
     --------       ------------        -------             ------------        -------
      5             $.08                $.08                $.08                $.08
     15              .11                 .11                 .11                  .10
     25              .15                 .10                 .15                  .10
     35              .18                 .11                 .18                  .10
     45              .38                 .20                 .38                  .17
     55              .88                 .48                 .88                  .42
     65             2.14                1.16                2.14                 1.05



     For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax, the cost of insurance for the first month will be $10.90. This example reflects deduction of a 5% sales expense and the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of insurance rate ($.11 per $1,000).

     CHARGES FOR ADDITIONAL BENEFITS. We will deduct the cost of any additional benefits on a monthly basis. We may change these charges, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

     CHANGES IN MONTHLY CHARGES. We will make any changes in the cost of insurance, charges for additional benefits or administrative charges by class of Insured Person, and we will base them on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

CHARGES AGAINST THE SEPARATE ACCOUNT

     MORTALITY AND EXPENSE RISKS. We deduct a charge from the variable investment divisions for assuming mortality and expense risks. The mortality risk that we assume is that insured persons will live for shorter periods than estimated. When this happens, we have to pay a larger death benefit than expected in relation to the cost of insurance charges we received. The expense risk we assume is that the cost of issuing and administering policies will be greater than we expected. We assess a daily charge for mortality and expense risks at an effective annual rate of .75% of the value of the assets in the Separate Account attributable to EquiBuilder III-TM- policies. This charge affects the unit values for the variable investment divisions. See "Policy Account Value-Determination of Unit Value", below.

     TAX RESERVE. We reserve the right to assess a charge for taxes or to build reserves set aside for taxes. This will reduce the investment income of the variable investment divisions. See "Federal Tax Considerations," below.

     CHARGES AGAINST THE FUNDS. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge. See "Summary--Charges and Deductions."

     See the Prospectuses and the Statements of Additional Information of the Funds for more information about the services provided by and the fees paid to FMR, MFS and affiliated companies.

SURRENDER CHARGE

     If you totally surrender your policy or, in some instances, if you reduce the Face Amount of your policy or let it lapse during the first ten policy years, we assess a surrender charge to recover sales expenses. The amount of the surrender charge will vary depending on the policy year in which you surrender your policy and the amount of premium you have paid. We will not assess any surrender charge after the tenth policy year.

     We base surrender charges on Target Premiums. Target Premiums are not the same thing as the "planned" premium you determine. See "The Features Of EquiBuilder III-TM- Policies - Flexible Premium Payments." We base Target Premiums on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits. Paying the Target Premium does not guarantee that the policy will remain in effect.

     Your Policy Information page shows the maximum surrender charge, which will equal 50% of one Target Premium. This maximum will not vary with the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge will decrease by 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

     Subject to the maximum surrender charge, we calculate the surrender charge based on actual premium payments. The surrender charge equals 25% of premium payments you make during the first policy year up to the amount of one Target Premium and 9% of any additional premiums you pay during the first ten policy years, but not more than 50% of one Target Premium.

     Paying less than one Target Premium in the first policy year will reduce the surrender charge only if you do not pay more than approximately five Target Premiums before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increase the risk that a policy will lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk).

          Assume a $200,000 initial Face Amount policy for a male age 40.
This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year:


          DURING    PREMIUM    CHARGE    PREMIUM  CHARGE    PREMIUM  CHARGE
          YEAR
            1       $3000    $  635    $2280    $  570    $1140      $  285
            2        3000       905     2280       775     3420         593
            3        3000      1140     2280       980     2280         790
            4        3000      1140     2280      1140     2280        1003
            5        3000      1140     2280      1140     2280        1140
            6        3000      1140     2280      1140     2280        1140
            7        3000       912     2280       912     2280         912
            8        3000       684     2280       684     2280         684
            9        3000       456     2280       456     2280         456
           10        3000       228     2280       228     2280         228


     We reduce the maximum surrender charge by the amount of any pro rata surrender charge we previously imposed in connection with a decrease in the Face Amount.

     During the first ten policy years, we will treat a decrease in the Face Amount of a policy as a partial surrender, and we will deduct a portion of the surrender charge. If the Face Amount of a policy increases and then decreases, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount when we issue the policy). Generally, we determine the pro rata surrender charge for a partial surrender by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge that would apply to a total surrender.


     For example, assume that we issue a policy for a male age 40 with a Face Amount of $200,000. In the third policy year, you decide to decrease this Face Amount by $100,000. Assume also that you paid an annual premium of $3,000 for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

     Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 DIVIDED BY $200,000 = .5)

     Then multiply this fraction by the maximum surrender charge in effect before the decrease.

          Pro rata surrender charge = .5 x $1,140 = $570.

     Thus, you would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year. The maximum surrender charge you might pay in the future would be reduced proportionately. We would send you a new Policy Information page that shows the new maximum charges. You will pay the maximum only if you surrender the policy or let the policy lapse after you pay enough premiums to reach the maximum.


OTHER TRANSACTION CHARGES

     In addition to the deductions and charges described above, we charge fees for certain policy transactions against the Policy Account:

     PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE. There is an administrative charge that is currently $25 or 2% of the amount withdrawn, whichever is less, each time you make a partial withdrawal. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

     INCREASE IN THE FACE AMOUNT OF INSURANCE. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder III-TM- Policies-Changes in EquiBuilder III-TM- Policies," above.

     TRANSFERS. If you make more than four transfers of Policy Account value in a policy year among variable investment divisions, we will charge up to $25 for each additional transfer in that policy year. However, if you transfer all of the assets to the Guaranteed Interest Division, we will not impose any transfer charge. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions," below. We will consider a request for transfer involving the simultaneous transfer of funds from or to more than one investment division to be one transfer.

     ILLUSTRATIONS. If, after a policy is issued, you request more than one illustration of projected death benefits and Policy Account and cash surrender values in a policy year, we may charge a fee. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

     We guarantee that the fees for partial withdrawals, increases in Face Amounts and for transfers will never exceed the amounts that we set out above. See also "Deductions and Charges-Surrender Charge," above.

ALLOCATION OF POLICY ACCOUNT CHARGES

     Generally, we allocate monthly charges or certain transaction fees among the variable investment divisions and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages you specify in your application, or in accordance with your subsequent instructions. However, we generally make deductions for the first policy month from the Money Market division. See "Variable Investment Division Investment Choices."

     Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. You may change deduction allocation percentages by giving us instructions. Changes will be effective as of the date we receive them.

     We will subtract charges for partial withdrawals of net cash surrender value and transfers of Policy Account values equally among the divisions from which the transactions were made. If we cannot make the charge this way, we will make it based on the proportion of the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the variable investment divisions, to the total unloaned value of the Policy Account.

                             POLICY ACCOUNT VALUE

     The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the variable investment divisions. The amount in a Policy Account also reflects various deductions and charges. We deduct monthly charges on the first day of each policy month. We deduct transaction charges or surrender charges on the effective date of the transaction.

     Charges against the Separate Account are reflected daily. Any amount you allocate to a variable investment division will increase or decrease depending on the investment experience of that division, and there is no guaranteed minimum cash value. We guarantee the value of amounts in a Policy Account you allocate to the Guaranteed Interest Division, and interest credited to those amounts. See "The Guaranteed Interest Division," below.

AMOUNTS IN THE VARIABLE INVESTMENT DIVISIONS

     We use amounts you allocate, transfer or add to the variable investment divisions to purchase units representing undivided interests in the various divisions. The value of the units we credit to the Policy Account for a division represents the amount in that division. We calculate the number of units purchased or redeemed in a variable investment division by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the effective date of the transaction. (See "Policy Account Transactions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions.)

     The number of units changes only when you purchase or redeem them, but the value of a unit will change with the investment performance of the corresponding Fund. The value of a unit also reflects charges we assess against the Separate Account. On any given day, the value your Policy Account has in a variable investment division is the unit value times the number of units you have in that division. The units of each variable investment division have different unit values.

     You purchase units of a variable investment division when you allocate premiums, repay loans or transfer amounts to that division. You redeem or sell units when you make withdrawals or transfer amounts from a variable investment division (including transfers for loans) or when we pay a death benefit when the Insured Person dies. We also redeem units for monthly charges or other charges from the Separate Account.

DETERMINATION OF THE UNIT VALUE

     We determine unit values for each variable investment division at the end of each business day. Generally, a business day is any day we are open and the New York Stock Exchange is open for trading. We will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. For purposes of receiving Policy Owner requests, we are open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

     The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day equals the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

     We determine a net investment factor for each variable investment division every business day as follows:

  - First, we determine the value of the shares belonging to the division in the corresponding Fund at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, we use the share value reported to us by the Fund;

  - Next, we add any dividends or capital gains distributions paid for the corresponding Fund on that day;

  - Then, we divide this sum by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

  - Then, we subtract a daily mortality and expense risk charge for each calendar day between business days. (For example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .00002063, which is an effective annual rate of .75%;

  - Finally, we subtract any daily charge for taxes or amounts set aside as a reserve for taxes.

     Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                             POLICY ACCOUNT TRANSACTIONS

     The transactions we describe below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting Policy Account transactions. See "The Features of EquiBuilder III-TM- Policies-Changes in EquiBuilder III-TM-Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

CHANGING PREMIUM AND DEDUCTION ALLOCATION PERCENTAGES

     You may change the allocation percentages of your net premiums or your monthly deductions by giving instructions to us. These changes will go into effect as of the date we receive the request, and they will affect transactions on and after that date.

TRANSFERS OF POLICY ACCOUNT VALUE AMONG INVESTMENT DIVISIONS

     You may transfer amounts from any variable investment division to any other variable investment division or to the Guaranteed Interest Division. You may make up to four transfers of Policy Account value among variable investment divisions in each policy year without charge. Depending on the overall cost of performing these transactions, we may charge up to $25 for each additional transfer, except that we will impose no charge for a transfer of all amounts in the variable investment divisions to the Guaranteed Interest Division. To make a transfer, give us instructions at our Administrative Office.

     If there is a charge for making a transfer, we will allocate the charge as described under "Deductions And Charges-Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

     A transfer from a variable investment division will take effect as of the business day we receive instructions to make the transfer. The minimum amount we will transfer on any date will be shown on the Policy Information page in each policy and is usually $500. This minimum need not come from any one variable investment division or be transferred to any one variable investment division as long as the total amount transferred that day equals or exceeds the minimum. However, we will transfer the entire amount in any variable investment division even if it is less than the minimum specified in a policy. Note that we will allocate future premiums and deductions to variable investment divisions or the Guaranteed Interest Division in accordance with existing allocations unless you also instruct us to change them.

     Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division-Transfers From The Guaranteed Interest Division," below.

BORROWING FROM THE POLICY ACCOUNT

     At any time that a policy has a net cash surrender value, you may borrow money from us using only your policy as security for the loan. The maximum aggregate amount that we will loan is 90% of the cash surrender value of the policy on the business day we receive the request for a loan. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that we expect will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations-Policy Proceeds," below, with respect to the federal income tax consequences of a loan.

LOAN REQUESTS

     Send requests for loans to us. You may specify how much of the loan should be taken from the unloaned amount, if any, of your Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the variable investment divisions. If you request a loan from a variable investment division, we will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. We determine the amounts in each division as of the day we receive the request for a loan.

     If you do not specify how to allocate a loan, we will allocate it according to your deduction allocation percentages. If we cannot allocate it based on these percentages, we will allocate it based on the proportions of the unloaned amount, if any, of your Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each variable investment division to the unloaned value of the Policy Account.

POLICY LOAN INTEREST

     Interest on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year.
We will notify you of the current rate when you request a loan. We determine loan rates as follows:

     The maximum rate is the greater of:

  -  5-1/2% ; or

  - the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

     If this average is no longer published, we will use any successor or the average established by the insurance supervisory official of the jurisdiction in which we delivered the policy.

     We will not charge more than the maximum rate permitted by applicable law. We may also set a rate lower than the maximum.

     Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. We will give advance notice of any increase in the interest rate on any loans outstanding.

WHEN INTEREST IS DUE

     Interest is due on each policy anniversary. If you do not pay interest when it is due, we will add it to the outstanding loan and allocate it based on the deduction allocation percentages for the Policy Account then in effect. This means that we make an additional loan to pay the interest, and transfer amounts from the variable investment divisions and the unloaned portion of the Guaranteed Interest Division to make the loan. If we cannot allocate the interest based on these percentages, we will allocate it as described above for allocating the loan.

REPAYING THE LOAN

     You may repay all or part of a policy loan at any time while the Insured Person is alive and a policy is in force, provided that any loan repayment currently must be at least $100 (unless the amount of the outstanding loan and loan interest is less than $100). While a policy loan is outstanding, we will apply all amounts we receive in respect to that policy as a premium unless you include with the payment written instructions that we should apply it to repayment of the policy loan.

     We will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if you borrowed $500 from the Guaranteed Interest Division and $500 from the VIP Equity-Income Division, we will not allocate repayments to the VIP Equity-Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After you have repaid this amount, you may specify how we should allocate subsequent repayments. If you do not give us instructions, we will allocate repayments based on current premium allocation percentages at the time you make the repayment.

THE EFFECTS OF A POLICY LOAN ON THE POLICY ACCOUNT

     A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if you repay it. When we make a loan against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the variable investment divisions or in the unloaned portion of the Guaranteed Interest Division.

     We expect the interest rate credited to loaned amounts in the Guaranteed Interest Division to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. The interest rate for loaned amounts in all years in the Guaranteed Interest Division will never be less than 4-1/2%. Currently, (1) for the first ten policy years, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, and (2) after the tenth policy year, (a) the interest rate applied to Preferred Loan amounts (as defined in the following paragraph) in the Guaranteed Interest Division will be equal to the interest rate charged on the loan, minus any charge for taxes or reserves for taxes and (b) the interest rate for other loaned amounts in the Guaranteed Interest Division will be as set forth in clause (1) above. Each month, we add this interest to unloaned amounts of the Policy Account in the Guaranteed Interest Division.

     "Preferred Loans" are policy loans made after the tenth policy year which do not in the aggregate exceed a specified percentage of the cash surrender value. The following table shows the maximum amount eligible for Preferred Loan status for the applicable policy year:


          POLICY YEAR              MAXIMUM AGGREGATE AMOUNT ELIGIBLE FOR
                                   PREFERRED LOAN STATUS AS A PERCENTAGE OF THE
                                   CASH SURRENDER VALUE

          11                       10%
          12                       20%
          13                       30%
          14                       40%
          15                       50%
          16                       60%
          17                       70%
          18                       80%
          19 and thereafter        90%




     The percentage limits set forth in the table above are cumulative (not per policy year) limits, and are also subject to the overall maximum aggregate amount that will be loaned, which is 90% of the cash surrender value of the policy.

     The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the variable investment divisions and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division.

     A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because you cannot use the loaned amount to cover monthly charges against the Policy Account.

This may have negative tax consequences. If the monthly charges exceed the net cash surrender value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the cash surrender value, you may have to pay additional premium payments to keep the policy in force if you borrowed the maximum amount. For more information about these provisions, see "Additional Information About EquiBuilder III-TM-Policies-Lapse of the Policy," below.

WITHDRAWING MONEY FROM THE POLICY ACCOUNT

     After a policy has been in effect for a year, you may request a partial withdrawal of the net cash surrender value by sending us a written request. The withdrawal and any reductions in Face Amount and net cash surrender value will be effective as of the business day we receive the request for them. Any withdrawal is subject to certain conditions. It must:

  -  Be at least $500;

  - Not cause the death benefit to fall below the minimum for which we would issue the policy at the time (see "Policy Account Transactions-The Effects of a Partial Withdrawal," below); and

  - Not cause the policy to fail to qualify as life insurance under applicable law.

     You may specify how much of the withdrawal you want taken from each investment division. If you do not give us instructions, we will make the withdrawal on the basis of the then-current deduction allocation percentages. If we cannot withdraw the amount based on your directions or on the deduction allocation percentages, we will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the variable investment divisions to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account were in the Guaranteed Interest Division and 50% were in the Money Market Division and you wanted to withdraw $1,000, we would take $500 from each division.

     When you make a partial withdrawal of net cash surrender value, we assess a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, against the Policy Account. We will allocate this charge equally among the divisions from which the withdrawal was made. If we cannot allocate the charge in this manner, we will allocate it as described under "Deductions And Charges-Allocation of Policy Account Charges," above.

     A partial withdrawal of net cash surrender value reduces the amount in the Policy Account. It also reduces the cash surrender value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder III-TM- Policies-Death Benefits," above.

     If you have death benefit Option A, we will also reduce the Face Amount of the policy so there will be no change in the amount at risk. We will not deduct any pro rata surrender charge in connection with a reduction in Face Amount we make in connection with a partial withdrawal of net cash surrender value. We will send you an endorsement to reflect this change. We may ask you to return the policy to us so that we can make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. See "Federal Tax Considerations-Tax Treatment of Policy Benefits," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if your need for cash is temporary.

SURRENDERING THE POLICY FOR ITS NET CASH SURRENDER VALUE

     During the first ten policy years, the cash surrender value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges - Surrender Charge," above. After ten policy years, the cash surrender value and Policy Account are the same. Especially during the initial policy years, the applicable surrender charge may be a substantial portion of the premiums paid.

     You may surrender a policy for its net cash surrender value at any time while the Insured Person is living. You can do this by sending to us the policy and a written request in a form satisfactory to us. The net cash surrender value of the policy equals the cash surrender value minus any outstanding loan and loan interest. We will compute the net cash surrender value as of the business day we receive a request for surrender and the policy, and all insurance coverage under the policy will end on that date. See "Federal Tax Considerations - Tax Treatment of Policy Benefits," below, for the tax consequences of a surrender.

                           THE GUARANTEED INTEREST DIVISION

     You may allocate some or all of your Policy Account to the Guaranteed Interest Division, which is part of our General Account and pays interest at a declared rate guaranteed by us for each policy year. We also guarantee the principal, after charges. The General Account supports our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Division under the Securities Act of 1933, and we have registered neither the Guaranteed Interest Division nor the General Account as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws which require statements in a prospectus to be accurate and complete.

AMOUNTS IN THE GUARANTEED INTEREST DIVISION

     You may accumulate amounts in the Guaranteed Interest Division by:

  -  Allocating net premiums and loan repayments;

  -  Transferring amounts from the variable investment divisions; or

  - Earning interest on amounts already allocated to the Guaranteed Interest Division.

     The amount in the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments and transfers you have allocated to that division and earned interest, plus amounts securing any outstanding policy loans. This amount is reduced by amounts you transfer or withdraw from and charges you allocate to this division.

INTEREST ON AMOUNTS IN THE GUARANTEED INTEREST DIVISION

     We pay a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, we declare the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. We pay different rates on unloaned and loaned amounts in the Guaranteed Interest Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4-1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

     At the end of each policy month, we will credit interest to amounts in the Guaranteed Interest Division in the following way:

  - We credit amounts in the Guaranteed Interest Division during the entire policy month with interest from the beginning to the end of the month;

  - We credit amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments with interest from the date we receive them, except for the initial net premium payment;

  - We credit amounts you transfer to the Guaranteed Interest Division with interest from the date of the transfer to the end of the month; and

  - We credit amounts charged against or withdrawn from the Guaranteed Interest Division with interest from the beginning of the policy month to the date of the charge or withdrawal.

     We allocate interest credited to any loaned amounts in the Guaranteed Interest Division to the unloaned portion of the Guaranteed Interest Division.

TRANSFERS FROM THE GUARANTEED INTEREST DIVISION

     You may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the variable investment divisions. We will make the transfer as of the date we receive a written request for it, BUT WE WILL ONLY PROCESS A TRANSFER OUT OF THE GUARANTEED INVESTMENT DIVISION IF WE RECEIVE IT WITHIN 30 DAYS AFTER A POLICY ANNIVERSARY. The maximum amount that you may transfer is the greater of 25% of the unloaned value in the Guaranteed

Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when we issued it. The smallest amount that you may transfer is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

        ADDITIONAL INFORMATION ABOUT EQUIBUILDER III-TM- POLICIES

RIGHT TO EXAMINE

     You have a right to examine your policy. If for any reason you are not satisfied with it, you may cancel the policy within the time limits described below by sending it to us with a written request to cancel.

     A request to cancel the policy must be postmarked no later than the latest of the following two dates:

     10 days after you receive your policy; or

     45 days after you sign Part 1 of the policy application.

     If you cancel the policy, we will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the premiums paid.

     Insurance coverage ends when you send a request for cancellation.

LAPSE

     If the net cash surrender value is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the cash surrender value, we will start procedures to terminate the policy. We will notify you and any assignee shown on our records in writing that the net cash surrender value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the cash surrender value of the policy. In either case, we will notify you that a grace period has begun during which you must pay an additional premium to prevent lapse of the policy, and that you must pay a specified amount of premium that will cover estimated monthly charges for three months, to avoid lapse of the policy. The grace period extends for 61 days beginning on the day we send you notice that it is starting.

     If we receive at least the specified amount before the end of the grace period, we will use the payment to satisfy the overdue charges. We will place any remaining balance in the Policy Account, and will allocate it in the same manner as previous premium payments. We will apply a payment of less than the specified amount we receive before the end of the grace period to overdue charges. This will not prevent lapse of the policy.

     If we do not receive at least the specified payment within the 61 days, the policy will lapse without value. We will withdraw any amount left in the Policy Account and apply this amount to the charges owed us, including any applicable surrender charge.

     If the Insured Person dies during the grace period, we will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

REINSTATEMENT

     You may reinstate your policy within three years after it lapses if:

  -  You provide evidence that the Insured person is still insurable; and

  - You send us a premium payment sufficient to keep the policy in force for three months after the date it is reinstated.

     The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date we approve the reinstatement application. Upon reinstatement, we will reduce the maximum surrender charge for the policy by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, we will deem the policy to have been in effect since the original Register Date. We will not reinstate previous loans.

POLICY PERIODS, ANNIVERSARIES, DATES AND AGES

     We measure policy years, policy months and policy anniversaries from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, we are open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

     The Register Date is the earlier of the issue date or the date of payment. The date of payment will normally be the day we receive a check for the full initial premium. The issue date, shown on the Policy Information page of each policy, is the date we actually issue a policy, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the issue date, as is the suicide exclusion.

     We will put the initial net premium in the Policy Account as of the date of payment. We will allocate it to the Money Market division of the Separate Account, regardless of your premium allocation percentages, until the first business day 15 days after the issue date. We will allocate any other net premium we receive during that period to the Money Market division. On the first business day 15 days after the issue date, we will reallocate the amount in the Policy Account in accordance with your premium allocation percentages.
We first assess charges and deductions under the policy as of the Register Date. See "The Features of EquiBuilder III-TM- Policies-Death Benefits," above, regarding the commencement of insurance coverage.

     The final policy date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

     Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the EquiBuilder III-TM- policies and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that EquiBuilder III-TM- policies issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to EquiBuilder III-TM- policies issued on a substandard basis (I.E., a premium class involving higher than standard mortality risk) and it is not clear whether such EquiBuilder III-TM- policies will in all cases satisfy the applicable requirements. If it is subsequently determined that an EquiBuilder III-TM- policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify an EquiBuilder III-TM- policy in order to do so.

     In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the EquiBuilder III-TM- policies, such as the flexibility of Policy Owners to allocate premiums and Policy Accounts, have not been explicitly addressed in published rulings. While we believe that the EquiBuilder III-TM-policies do not give Policy Owners investment control over Separate Account assets, we reserve the right to modify the EquiBuilder III-TM- policies as necessary to prevent Policy Owners from being treated as the owners of the Separate Account assets supporting their policies.

     In addition, federal income tax laws (the "Code") require that the investments of the variable investment divisions be "adequately diversified" in order for the EquiBuilder III-TM- policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the investment divisions, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the EquiBuilder III-TM- policies will qualify as life insurance contracts for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. We believe that the death benefit under an EquiBuilder III-TM-policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the Policy Owner of an EquiBuilder III-TM- policy will not be deemed to be in constructive receipt of the Policy Account until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "modified endowment contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the EquiBuilder III-TM- policies as to premiums and benefits, the individual circumstances of each EquiBuilder III-TM- policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective Policy Owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. EquiBuilder III-TM- policies classified as modified endowment contracts are subject to the following tax rules:

     (1) All distributions other than death benefits from a modified endowment contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the policy only after all gain has been distributed.

     (2) Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from EquiBuilder III-TM- policies that are not classified as modified endowment contracts are generally treated first as a recovery of the Policy Owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with Preferred Loans are less clear and a tax adviser should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

     INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOANS. In general, interest on a Policy Loan will not be deductible. Before taking out a Policy Loan, you should consult a tax adviser as to the tax consequences.

     MULTIPLE POLICIES. All modified endowment contracts that are issued by us (or our affiliates) to the same Policy Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

     OTHER POLICY OWNER TAX MATTERS.    Businesses can use the EquiBuilder
III-TM- policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing an EquiBuilder III-TM- policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new EquiBuilder III-TM- policy or a change in an existing EquiBuilder III-TM- policy should consult a tax adviser.

     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the EquiBuilder III-TM- policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the EquiBuilder III-TM- policy.

POSSIBLE CHARGES FOR AMERICAN FRANKLIN'S TAXES

     At the present time, American Franklin makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the variable investment divisions or to the EquiBuilder III-TM-policies. We reserve the right to charge the variable investment divisions for any future taxes or economic burden we may incur.

                 ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT AND
                   CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     We intend for the tables below to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and cash surrender values ("policy benefits") could vary over an extended period of time if the variable investment divisions had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual variable investment divisions. The tables are for male non-tobacco users. We assume that planned premium payments are paid at the beginning of each policy year.
The difference between the Policy Account and the cash surrender value in the first ten years is the surrender charge.

     The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges-Deductions from the Policy Account-Cost of Insurance Charge" and "Deductions and Charges-Charges Against the Separate Account," above) and at the maximum rates we guarantee in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the variable investment divisions. This charge includes a
 .75% annual charge against the variable investment divisions for mortality and expense risks and the effect on each division's investment experience of the charges to the Funds' assets for management (.60% of aggregate average daily net assets is assumed) and direct expenses of the Funds (.15% of aggregate average daily net assets is assumed). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.50%, on 4% it would be 2.50%, on 8% it would be 6.50% and on 12% it would be 10.50%. Management fees and direct expenses of the Funds vary by Fund and may vary from year to year. During 1998 the aggregate actual charge for management fees and direct expenses incurred by certain Funds as a percentage of average daily net assets exceeded the figures assumed.

     Fidelity Management has voluntarily agreed to reimburse the management fees and other expenses above a specified percentage of average net assets of some of the Funds and to use a portion of the brokerage commissions paid by certain Funds to reduce their total expenses. Each MFS Fund has an expense offset arrangement which reduces the Fund's custodian fee, and the investment adviser has agreed to bear expenses for each MFS Fund such that certain expenses shall not exceed a specified percentage of average net assets. Such arrangements, which may be terminated at any time without notice, will increase a Fund's yield.

     The tables reflect a deduction from each premium for taxes (a 2% deduction is assumed) and a sales expense deduction of 5% of each premium paid during any policy year until total premiums for that policy year equal the Target Premium. There are tables for both Death Benefit Option A and Death Benefit Option B and we illustrate each option using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter. In each case, we assume deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy in each of the first 12 policy months. The tables reflect the fact that we currently do not deduct anything for federal or state income taxes. If we deduct charges for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

     The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its cash surrender value, that cash surrender value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time will be high.

     At the request of an applicant for a policy, we will furnish a comparable illustration based on the age and sex of the proposed Insured Person, standard risk assumptions, a stipulated initial Face Amount and proposed premiums. Upon request after issuance we will also provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If you request illustrations more than once in any policy year, we may assess a charge.

                         TABLE OF CONTENTS FOR ILLUSTRATIONS


INITIAL FACE AMOUNT $200,000 MALE NON-TOBACCO

                                                            PREMIUM   PAGE
Age 40, Option A-Current Charges                            $3,000     40

Age 40, Option A-Guaranteed Charges                         $3,000     41

Age 40, Option B-Current Charges                            $3,000     42

Age 40, Option B-Guaranteed Charges                         $3,000     43


INITIAL FACE AMOUNT $100,000 MALE NON-TOBACCO

                                                            PREMIUM   PAGE

Age 40, Option A-Current Charges                            $1,500     44

Age 40, Option A-Guaranteed Charges                         $1,500     45

Age 40, Option B-Current Charges                            $1,500     46

Age 40, Option B-Guaranteed Charges                         $1,500     47



                         EquiBuilder III -TM- Flexible Premium Variable Life Insurance
                                 The American Franklin Life Insurance Company

              INITIAL FACE AMOUNT $200,000            MALE AGE 40 NON-TOBACCO USER             PLANNED PREMIUM $3,000
                 DEATH BENEFIT OPTION A                 ASSUMING CURRENT CHARGES
  Last                Insurance Benefit(2)                  Policy Account(2)                  Cash Surrender Value(2)
  Day             Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
   of             Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
 Policy Accumulated
  Year  Premiums     0%     4%      8%     12%            0%     4%      8%     12%            0%     4%      8%     12%
        (1)
   1      3,150  200,000 200,000 200,000 200,000        2,146   2,246   2,345   2,445         1,512  1,611   1,710   1,810
   2      6,458  200,000 200,000 200,000 200,000        4,524   4,817   5,118   5,427         3,620  3,912   4,213   4,522
   3      9,930  200,000 200,000 200,000 200,000        6,845   7,432   8,050   8,702         5,705  6,292   6,910   7,562
   4     13,577  200,000 200,000 200,000 200,000        9,111  10,091  11,153  12,301         7,971  8,951  10,013  11,161
   5     17,406  200,000 200,000 200,000 200,000       11,320  12,795  14,436  16,257        10,180 11,655  13,296  15,117
   6     21,426  200,000 200,000 200,000 200,000       13,477  15,548  17,915  20,613        12,337 14,408  16,775  19,473
   7     25,647  200,000 200,000 200,000 200,000       15,552  18,322  21,574  25,383        14,640 17,410  20,662  24,471
   8     30,080  200,000 200,000 200,000 200,000       17,551  21,122  25,429  30,615        16,867 20,438  24,745  29,931
   9     34,734  200,000 200,000 200,000 200,000       19,475  23,949  29,496  36,363        19,019 23,493  29,040  35,907
   10    39,620  200,000 200,000 200,000 200,000       21,324  26,804  33,790  42,685        21,096 26,576  33,562  42,457
   11    44,751  200,000 200,000 200,000 200,000       23,101  29,690  38,330  49,646        23,101 29,690  38,330  49,646
   12    50,139  200,000 200,000 200,000 200,000       24,833  32,635  43,158  57,344        24,833 32,635  43,158  57,344
   13    55,796  200,000 200,000 200,000 200,000       26,488  35,610  48,267  65,833        26,488 35,610  48,267  65,833
   14    61,736  200,000 200,000 200,000 200,000       28,071  38,618  53,680  75,208        28,071 38,618  53,680  75,208
   15    67,972  200,000 200,000 200,000 200,000       29,581  41,662  59,422  85,570        29,581 41,662  59,422  85,570
   16    74,521  200,000 200,000 200,000 200,000       31,014  44,739  65,513  97,031        31,014 44,739  65,513  97,031
   17    81,397  200,000 200,000 200,000 200,000       32,332  47,815  71,951 109,698        32,332 47,815  71,951 109,698
   18    88,617  200,000 200,000 200,000 200,000       33,558  50,911  78,784 123,732        33,558 50,911  78,784 123,732
   19    96,198  200,000 200,000 200,000 200,000       34,684  54,024  86,040 139,295        34,684 54,024  86,040 139,295
   20   104,158  200,000 200,000 200,000 209,788       35,701  57,147  93,751 156,558        35,701 57,147  93,751 156,558
   25   150,340  200,000 200,000 200,000 333,556       38,817  72,721 140,551 273,407        38,817 72,721 140,551 273,407

(1) Assumes net interest of 5% compounded  annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         EquiBuilder III -TM- Flexible Premium Variable Life Insurance
                                 The American Franklin Life Insurance Company

              INITIAL FACE AMOUNT $200,000            MALE AGE 40 NON-TOBACCO USER             PLANNED PREMIUM $3,000
                 DEATH BENEFIT OPTION A                ASSUMING GUARANTEED CHARGES
  Last                Insurance Benefit(2)                  Policy Account(2)                  Cash Surrender Value(2)
  Day             Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
   of             Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
 Policy Accumulated
  Year  Premiums     0%     4%      8%     12%            0%     4%      8%     12%            0%     4%      8%     12%
        (1)
   1      3,150  200,000 200,000 200,000 200,000        2,146   2,246   2,345   2,445         1,512  1,611   1,710   1,810
   2      6,458  200,000 200,000 200,000 200,000        4,117   4,402   4,694   4,995         3,213  3,497   3,789   4,090
   3      9,930  200,000 200,000 200,000 200,000        6,011   6,564   7,148   7,765         4,871  5,424   6,008   6,625
   4     13,577  200,000 200,000 200,000 200,000        7,824   8,728   9,710  10,776         6,684  7,588   8,570   9,636
   5     17,406  200,000 200,000 200,000 200,000        9,557  10,893  12,387  14,052         8,417  9,753  11,247  12,912
   6     21,426  200,000 200,000 200,000 200,000       11,203  13,054  15,180  17,618        10,063 11,914  14,040  16,478
   7     25,647  200,000 200,000 200,000 200,000       12,764  15,210  18,099  21,506        11,852 14,298  17,187  20,594
   8     30,080  200,000 200,000 200,000 200,000       14,235  17,356  21,149  25,750        13,551 16,672  20,465  25,066
   9     34,734  200,000 200,000 200,000 200,000       15,613  19,489  24,336  30,386        15,157 19,033  23,880  29,930
   10    39,620  200,000 200,000 200,000 200,000       16,894  21,603  27,666  35,457        16,666 21,375  27,438  35,229
   11    44,751  200,000 200,000 200,000 200,000       18,072  23,694  31,147  41,010        18,072 23,694  31,147  41,010
   12    50,139  200,000 200,000 200,000 200,000       19,136  25,747  34,777  47,090        19,136 25,747  34,777  47,090
   13    55,796  200,000 200,000 200,000 200,000       20,072  27,751  38,559  53,753        20,072 27,751  38,559  53,753
   14    61,736  200,000 200,000 200,000 200,000       20,868  29,691  42,496  61,063        20,868 29,691  42,496  61,063
   15    67,972  200,000 200,000 200,000 200,000       21,508  31,550  46,587  69,088        21,508 31,550  46,587  69,088
   16    74,521  200,000 200,000 200,000 200,000       21,982  33,318  50,844  77,920        21,982 33,318  50,844  77,920
   17    81,397  200,000 200,000 200,000 200,000       22,277  34,983  55,273  87,658        22,277 34,983  55,273  87,658
   18    88,617  200,000 200,000 200,000 200,000       22,390  36,536  59,893  98,427        22,390 36,536  59,893  98,427
   19    96,198  200,000 200,000 200,000 200,000       22,305  37,964  64,716 110,364        22,305 37,964  64,716 110,364
   20   104,158  200,000 200,000 200,000 200,000       22,011  39,254  69,760 123,632        22,011 39,254  69,760 123,632
   25   150,340  200,000 200,000 200,000 263,088       16,323  42,572  98,786 215,646        16,323 42,572  98,786 215,646

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.

The death benefits and Policy  Account and cash surrender  values will differ
if you  pay  premiums  in  different  amounts  or  frequencies.   THE
HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or
below that  average  for  individual   divisions.  WE  CANNOT  REPRESENT
THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                           EquiBuilder III-TM- Flexible Premium Variable Life Insurance
                                 The American Franklin Life Insurance Company

              INITIAL FACE AMOUNT $200,000            MALE AGE 40 NON-TOBACCO USER             PLANNED PREMIUM $3,000
                 DEATH BENEFIT OPTION B                ASSUMING CURRENT CHARGES
  Last                Insurance Benefit(2)                  Policy Account(2)                  Cash Surrender Value(2)
  Day             Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
   of             Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
 Policy Accumulated
  Year  Premiums      0%      4%      8%     12%           0%      4%      8%     12%            0%     4%      8%     12%
        (1)
   1      3,150  202,143 202,242 202,341 202,441        2,143   2,242   2,341   2,441         1,508  1,607   1,706   1,806
   2      6,458  204,513 204,805 205,106 205,414        4,513   4,805   5,106   5,414         3,609  3,901   4,201   4,509
   3      9,930  206,823 207,407 208,023 208,672        6,823   7,407   8,023   8,672         5,683  6,267   6,883   7,532
   4     13,577  209,072 210,047 211,103 212,245        9,072  10,047  11,103  12,245         7,932  8,907   9,963  11,105
   5     17,406  211,259 212,724 214,354 216,164       11,259  12,724  14,354  16,164        10,119 11,584  13,214  15,024
   6     21,426  213,388 215,442 217,790 220,466       13,388  15,442  17,790  20,466        12,248 14,302  16,650  19,326
   7     25,647  215,427 218,170 221,389 225,159       15,427  18,170  21,389  25,159        14,515 17,258  20,477  24,247
   8     30,080  217,380 220,908 225,163 230,286       17,380  20,908  25,163  30,286        16,696 20,224  24,479  29,602
   9     34,734  219,248 223,659 229,126 235,891       19,248  23,659  29,126  35,891        18,792 23,203  28,670  35,435
   10    39,620  221,031 226,419 233,286 242,025       21,031  26,419  33,286  42,025        20,803 26,191  33,058  41,797
   11    44,751  222,729 229,190 237,656 248,740       22,729  29,190  37,656  48,740        22,729 29,190  37,656  48,740
   12    50,139  224,375 232,002 242,281 256,132       24,375  32,002  42,281  56,132        24,375 32,002  42,281  56,132
   13    55,796  225,930 234,816 247,139 264,230       25,930  34,816  47,139  64,230        25,930 34,816  47,139  64,230
   14    61,736  227,398 237,637 252,246 273,110       27,398  37,637  52,246  73,110        27,398 37,637  52,246  73,110
   15    67,972  228,779 240,461 257,617 282,854       28,779  40,461  57,617  82,854        28,779 40,461  57,617  82,854
   16    74,521  230,065 243,281 263,260 293,542       30,065  43,281  63,260  93,542        30,065 43,281  63,260  93,542
   17    81,397  231,214 246,049 269,146 305,226       31,214  46,049  69,146 105,226        31,214 46,049  69,146 105,226
   18    88,617  232,248 248,788 275,313 318,033       32,248  48,788  75,313 118,033        32,248 48,788  75,313 118,033
   19    96,198  233,159 251,485 281,769 332,070       33,159  51,485  81,769 132,070        33,159 51,485  81,769 132,070
   20   104,158  233,936 254,126 288,519 347,453       33,936  54,126  88,519 147,453        33,936 54,126  88,519 147,453
   25   150,340  235,366 265,905 326,814 446,741       35,366  65,905 126,814 246,741        35,366 65,905 126,814 246,741

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                            EquiBuilder III-TM- Flexible Premium Variable Life Insurance
                                  The American Franklin Life Insurance Company

              INITIAL FACE AMOUNT $200,000            MALE AGE 40 NON-TOBACCO USER             PLANNED PREMIUM $3,000
                 DEATH BENEFIT OPTION B                ASSUMING GUARANTEED CHARGES
  Last                Insurance Benefit(2)                  Policy Account(2)                  Cash Surrender Value(2)
  Day             Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
   of             Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
 Policy Accumulated
  Year  Premiums     0%     4%      8%     12%            0%     4%      8%     12%            0%     4%      8%     12%
        (1)
   1      3,150  202,143 202,242 202,341 202,441        2,143   2,242   2,341   2,441         1,508  1,607   1,706   1,806
   2      6,458  204,099 204,382 204,673 204,973        4,099   4,382   4,673   4,973         3,194  3,477   3,768   4,068
   3      9,930  205,970 206,518 207,099 207,711        5,970   6,518   7,099   7,711         4,830  5,378   5,959   6,571
   4     13,577  207,752 208,646 209,618 210,672        7,752   8,646   9,618  10,672         6,612  7,506   8,478   9,532
   5     17,406  209,443 210,761 212,234 213,877        9,443  10,761  12,234  13,877         8,303  9,621  11,094  12,737
   6     21,426  211,037 212,857 214,946 217,341       11,037  12,857  14,946  17,341         9,897 11,717  13,806  16,201
   7     25,647  212,535 214,929 217,758 221,091       12,535  14,929  17,758  21,091        11,623 14,017  16,846  20,179
   8     30,080  213,930 216,973 220,670 225,151       13,930  16,973  20,670  25,151        13,246 16,289  19,986  24,467
   9     34,734  215,219 218,980 223,682 229,546       15,219  18,980  23,682  29,546        14,763 18,524  23,226  29,090
   10    39,620  216,396 220,943 226,792 234,303       16,396  20,943  26,792  34,303        16,168 20,715  26,564  34,075
   11    44,751  217,456 222,853 230,002 239,454       17,456  22,853  30,002  39,454        17,456 22,853  30,002  39,454
   12    50,139  218,383 224,691 233,297 245,022       18,383  24,691  33,297  45,022        18,383 24,691  33,297  45,022
   13    55,796  219,163 226,440 236,669 251,032       19,163  26,440  36,669  51,032        19,163 26,440  36,669  51,032
   14    61,736  219,782 228,080 240,104 257,515       19,782  28,080  40,104  57,515        19,782 28,080  40,104  57,515
   15    67,972  220,222 229,587 243,584 264,497       20,222  29,587  43,584  64,497        20,222 29,587  43,584  64,497
   16    74,521  220,473 230,945 247,100 272,019       20,473  30,945  47,100  72,019        20,473 30,945  47,100  72,019
   17    81,397  220,521 232,134 250,638 280,118       20,521  32,134  50,638  80,118        20,521 32,134  50,638  80,118
   18    88,617  220,362 233,142 254,191 288,848       20,362  33,142  54,191  88,848        20,362 33,142  54,191  88,848
   19    96,198  219,984 233,948 257,743 298,259       19,984  33,948  57,743  98,259        19,984 33,948  57,743  98,259
   20   104,158  219,375 234,534 261,279 308,406       19,375  34,534  61,279 108,406        19,375 34,534  61,279 108,406
   25   150,340  211,880 232,763 277,437 371,809       11,880  32,763  77,437 171,809        11,880 32,763  77,437 171,809

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                          EquiBuilder III-TM- Flexible Premium Variable Life Insurance
                                The American Franklin Life Insurance Company

              INITIAL FACE AMOUNT $100,000            MALE AGE 40 NON-TOBACCO USER             PLANNED PREMIUM $1,500
                 DEATH BENEFIT OPTION A                 ASSUMING CURRENT CHARGES
  Last                Insurance Benefit(2)                  Policy Account(2)                  Cash Surrender Value(2)
  Day             Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
   of             Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
 Policy Accumulated
  Year  Premiums     0%     4%      8%     12%            0%     4%      8%     12%            0%     4%      8%     12%
        (1)
   1     1,575  100,000 100,000 100,000 100,000            883    928    974   1,020            565    611     656     702
   2     3,229  100,000 100,000 100,000 100,000          2,024  2,157  2,295   2,436          1,572  1,705   1,842   1,983
   3     4,965  100,000 100,000 100,000 100,000          3,136  3,405  3,689   3,988          2,566  2,835   3,119   3,418
   4     6,788  100,000 100,000 100,000 100,000          4,217  4,670  5,161   5,691          3,647  4,100   4,591   5,121
   5     8,703  100,000 100,000 100,000 100,000          5,270  5,955  6,716   7,560          4,700  5,385   6,146   6,990
   6    10,713  100,000 100,000 100,000 100,000          6,294  7,258  8,359   9,614          5,724  6,688   7,789   9,044
   7    12,824  100,000 100,000 100,000 100,000          7,275  8,568 10,084  11,859          6,819  8,112   9,628  11,403
   8    15,040  100,000 100,000 100,000 100,000          8,212  9,882 11,894  14,314          7,870  9,540  11,552  13,972
   9    17,367  100,000 100,000 100,000 100,000          9,108 11,203 13,798  17,007          8,880 10,975  13,570  16,779
   10   19,810  100,000 100,000 100,000 100,000          9,961 12,529 15,799  19,960          9,847 12,415  15,685  19,846
   11   22,376  100,000 100,000 100,000 100,000         10,774 13,863 17,910  23,207         10,774 13,863  17,910  23,207
   12   25,069  100,000 100,000 100,000 100,000         11,559 15,218 20,150  26,794         11,559 15,218  20,150  26,794
   13   27,898  100,000 100,000 100,000 100,000         12,303 16,581 22,514  30,746         12,303 16,581  22,514  30,746
   14   30,868  100,000 100,000 100,000 100,000         13,003 17,948 25,011  35,102         13,003 17,948  25,011  35,102
   15   33,986  100,000 100,000 100,000 100,000         13,662 19,325 27,653  39,915         13,662 19,325  27,653  39,915
   16   37,261  100,000 100,000 100,000 100,000         14,292 20,723 30,464  45,247         14,292 20,723  30,464  45,247
   17   40,699  100,000 100,000 100,000 100,000         14,880 22,129 33,444  51,148         14,880 22,129  33,444  51,148
   18   44,309  100,000 100,000 100,000 100,000         15,417 23,538 36,601  57,684         15,417 23,538  36,601  57,684
   19   48,099  100,000 100,000 100,000 100,000         15,901 24,946 39,948  64,931         15,901 24,946  39,948  64,931
   20   52,079  100,000 100,000 100,000 100,000         16,325 26,350 43,499  72,975         16,325 26,350  43,499  72,975
   25   75,170  100,000 100,000 100,000 155,764         17,357 33,163 64,943 127,675         17,357 33,163  64,943 127,675

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                EquiBuilder III-TM- Flexible Premium Variable Life Insurance
                                      The American Franklin Life Insurance Company

     INITIAL FACE AMOUNT $100,000           MALE AGE 40 NON-TOBACCO USER                     PLANNED PREMIUM $1,500
        DEATH BENEFIT OPTION A              ASSUMING GUARANTEED CHARGES
                      Insurance Benefit(2)                   Policy Account(2)                 Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross           Assuming Hypothetical Gross          Assuming Hypothetical Gross
  of              Annual Investment Return of           Annual Investment Return of          Annual Investment Return of
Policy Accumulated
 Year  Premiums (1)   0%      4%     8%     12%            0%     4%     8%     12%             0%     4%      8%    12%
  1        1,575 100,000 100,000 100,000 100,000          883    928    974   1,020            565    611     656    702
  2        3,229 100,000 100,000 100,000 100,000        1,799  1,928  2,060   2,197          1,347  1,475   1,608  1,744
  3        4,965 100,000 100,000 100,000 100,000        2,677  2,928  3,193   3,473          2,107  2,358   2,623  2,903
  4        6,788 100,000 100,000 100,000 100,000        3,516  3,926  4,373   4,857          2,946  3,356   3,803  4,287
  5        8,703 100,000 100,000 100,000 100,000        4,315  4,923  5,603   6,361          3,745  4,353   5,033  5,791
  6       10,713 100,000 100,000 100,000 100,000        5,072  5,915  6,884   7,994          4,502  5,345   6,314  7,424
  7       12,824 100,000 100,000 100,000 100,000        5,786  6,901  8,219   9,772          5,330  6,445   7,763  9,316
  8       15,040 100,000 100,000 100,000 100,000        6,455  7,880  9,611  11,709          6,113  7,538   9,269 11,367
  9       17,367 100,000 100,000 100,000 100,000        7,079  8,848 11,061  13,821          6,851  8,620  10,833 13,593
  10      19,810 100,000 100,000 100,000 100,000        7,654  9,804 12,572  16,127          7,540  9,690  12,458 16,013
  11      22,376 100,000 100,000 100,000 100,000        8,179 10,745 14,146  18,647          8,179 10,745  14,146 18,647
  12      25,069 100,000 100,000 100,000 100,000        8,645 11,662 15,782  21,401          8,645 11,662  15,782 21,401
  13      27,898 100,000 100,000 100,000 100,000        9,048 12,550 17,480  24,412          9,048 12,550  17,480 24,412
  14      30,868 100,000 100,000 100,000 100,000        9,381 13,402 19,240  27,707          9,381 13,402  19,240 27,707
  15      33,986 100,000 100,000 100,000 100,000        9,635 14,208 21,060  31,317          9,635 14,208  21,060 31,317
  16      37,261 100,000 100,000 100,000 100,000        9,805 14,963 22,943  35,280          9,805 14,963  22,943 35,280
  17      40,699 100,000 100,000 100,000 100,000        9,885 15,659 24,891  39,639          9,885 15,659  24,891 39,639
  18      44,309 100,000 100,000 100,000 100,000        9,873 16,293 26,911  44,449          9,873 16,293  26,911 44,449
  19      48,099 100,000 100,000 100,000 100,000        9,761 16,856 29,005  49,768          9,761 16,856  29,005 49,768
  20      52,079 100,000 100,000 100,000 100,000        9,542 17,342 31,181  55,667          9,542 17,342  31,181 55,667
  25      75,170 100,000 100,000 100,000 118,171        6,300 18,030 43,357  96,861          6,300 18,030  43,357 96,861

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below
that  average for individual divisions.   WE  CANNOT  REPRESENT  THAT  THESE
HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                EquiBuilder III-TM- Flexible Premium Variable Life Insurance
                                      The American Franklin Life Insurance Company

     INITIAL FACE AMOUNT $100,000          MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $1,500
        DEATH BENEFIT OPTION B                ASSUMING CURRENT CHARGES
                      Insurance Benefit(2)                  Policy Account(2)                 Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross          Assuming Hypothetical Gross          Assuming Hypothetical Gross
  of              Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Accumulated
 Year  Premiums (1)   0%      4%      8%     12%          0%      4%     8%     12%           0%     4%      8%     12%
  1        1,575 100,881 100,926 100,972 101,018         881     926    972   1,018          564    609     654     700
  2        3,229 102,019 102,152 102,288 102,429       2,019   2,152  2,288   2,429        1,566  1,699   1,836   1,977
  3        4,965 103,124 103,392 103,675 103,973       3,124   3,392  3,675   3,973        2,554  2,822   3,105   3,403
  4        6,788 104,197 104,648 105,135 105,662       4,197   4,648  5,135   5,662        3,627  4,078   4,565   5,092
  5        8,703 105,239 105,918 106,674 107,512       5,239   5,918  6,674   7,512        4,669  5,348   6,104   6,942
  6       10,713 106,247 107,203 108,295 109,538       6,247   7,203  8,295   9,538        5,677  6,633   7,725   8,968
  7       12,824 107,209 108,488 109,988 111,743       7,209   8,488  9,988  11,743        6,753  8,032   9,532  11,287
  8       15,040 108,122 109,770 111,755 114,142       8,122   9,770 11,755  14,142        7,780  9,428  11,413  13,800
  9       17,367 108,988 111,050 113,603 116,759       8,988  11,050 13,603  16,759        8,760 10,822  13,375  16,531
  10      19,810 109,805 112,324 115,532 119,611       9,805  12,324 15,532  19,611        9,691 12,210  15,418  19,497
  11      22,376 110,575 113,596 117,552 122,726      10,575  13,596 17,552  22,726       10,575 13,596  17,552  22,726
  12      25,069 111,314 114,879 119,681 126,147      11,314  14,879 19,681  26,147       11,314 14,879  19,681  26,147
  13      27,898 112,003 116,155 121,910 129,887      12,003  16,155 21,910  29,887       12,003 16,155  21,910  29,887
  14      30,868 112,640 117,419 124,238 133,974      12,640  17,419 24,238  33,974       12,640 17,419  24,238  33,974
  15      33,986 113,228 118,676 126,678 138,449      13,228  18,676 26,678  38,449       13,228 18,676  26,678  38,449
  16      37,261 113,780 119,936 129,248 143,365      13,780  19,936 29,248  43,365       13,780 19,936  29,248  43,365
  17      40,699 114,282 121,185 131,941 148,752      14,282  21,185 31,941  48,752       14,282 21,185  31,941  48,752
  18      44,309 114,723 122,410 134,754 154,648      14,723  22,410 34,754  54,648       14,723 22,410  34,754  54,648
  19      48,099 115,098 123,605 137,687 161,101      15,098  23,605 37,687  61,101       15,098 23,605  37,687  61,101
  20      52,079 115,401 124,762 140,742 168,159      15,401  24,762 40,742  68,159       15,401 24,762  40,742  68,159
  25      75,170 115,594 129,649 157,817 213,764      15,594  29,649 57,817 113,764       15,594 29,649  57,817 113,764

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                EquiBuilder III(TM) Flexible Premium Variable Life Insurance
                                      The American Franklin Life Insurance Company

     INITIAL FACE AMOUNT $100,000          MALE AGE 40 NON-TOBACCO USER                       PLANNED PREMIUM $1,500
        DEATH BENEFIT OPTION B              ASSUMING GUARANTEED CHARGES
                      Insurance Benefit(2)                  Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
  of              Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
Policy Accumulated
 Year  Premiums (1)    0%      4%      8%     12%       0%      4%     8%     12%             0%     4%      8%    12%
   1        1,575 100,881 100,926 100,972 101,018      881     926    972   1,018            564    609     654    700
   2        3,229 101,790 101,918 102,050 102,186    1,790   1,918  2,050   2,186          1,338  1,466   1,598  1,734
   3        4,965 102,658 102,907 103,170 103,448    2,658   2,907  3,170   3,448          2,088  2,337   2,600  2,878
   4        6,788 103,483 103,889 104,330 104,810    3,483   3,889  4,330   4,810          2,913  3,319   3,760  4,240
   5        8,703 104,263 104,863 105,533 106,281    4,263   4,863  5,533   6,281          3,693  4,293   4,963  5,711
   6       10,713 104,996 105,825 106,777 107,868    4,996   5,825  6,777   7,868          4,426  5,255   6,207  7,298
   7       12,824 105,681 106,773 108,063 109,583    5,681   6,773  8,063   9,583          5,225  6,317   7,607  9,127
   8       15,040 106,316 107,704 109,391 111,435    6,316   7,704  9,391  11,435          5,974  7,362   9,049 11,093
   9       17,367 106,899 108,616 110,761 113,437    6,899   8,616 10,761  13,437          6,671  8,388  10,533 13,209
   10      19,810 107,426 109,502 112,172 115,599    7,426   9,502 12,172  15,599          7,312  9,388  12,058 15,485
   11      22,376 107,896 110,360 113,622 117,936    7,896  10,360 13,622  17,936          7,896 10,360  13,622 17,936
   12      25,069 108,301 111,179 115,106 120,455    8,301  11,179 15,106  20,455          8,301 11,179  15,106 20,455
   13      27,898 108,633 111,951 116,617 123,169    8,633  11,951 16,617  23,169          8,633 11,951  16,617 23,169
   14      30,868 108,885 112,667 118,148 126,088    8,885  12,667 18,148  26,088          8,885 12,667  18,148 26,088
   15      33,986 109,049 113,313 119,690 129,222    9,049  13,313 19,690  29,222          9,049 13,313  19,690 29,222
   16      37,261 109,119 113,882 121,237 132,589    9,119  13,882 21,237  32,589          9,119 13,882  21,237 32,589
   17      40,699 109,088 114,364 122,781 136,204    9,088  14,364 22,781  36,204          9,088 14,364  22,781 36,204
   18      44,309 108,955 114,752 124,318 140,088    8,955  14,752 24,318  40,088          8,955 14,752  24,318 40,088
   19      48,099 108,713 115,037 125,839 144,262    8,713  15,037 25,839  44,262          8,713 15,037  25,839 44,262
   20      52,079 108,356 115,208 127,336 148,748    8,356  15,208 27,336  48,748          8,356 15,208  27,336 48,748
   25      75,170 104,359 113,669 133,768 176,483    4,359  13,669 33,768  76,483          4,359 13,669  33,768 76,483

(1) Assumes net interest of 5% compounded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the polic averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                ADDITIONAL INFORMATION

                           VOTING RIGHTS OF A POLICY OWNER

VOTING PRIVILEGES

     We invest the variable investment divisions' assets in shares of the Funds. We are the legal owner of the shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may:

- vote to elect the Boards of Trustees of the Funds;

- vote to ratify the selection of independent auditors for the Funds; and

- vote on issues described in the Fund's current prospectus or requiring a vote by shareholders under the Investment Company Act of 1940.

     Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your account value. We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any portfolio shares that are not attributable to policies, and any investment portfolio shares where the owner does not give us instructions, the same way we vote where we did receive owner instructions.

     We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations, or their interpretations change to allow this.

     You may only instruct us on matters relating to the investment portfolios corresponding to divisions where you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each division that we attribute to your policy by dividing your account value allocated to that division by the net asset value of one share of the matching investment portfolio.

     We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

     All investment portfolio shares have the right to one vote. The votes of all investment portfolios are cast together on a collective basis, except on issues where the interests of the portfolios differ. In these cases, voting is done on a portfolio-by-portfolio basis.

     Examples of issues that require a portfolio-by-portfolio vote are:

- changes in the fundamental investment policy of a particular investment portfolio, or

- approval of an investment advisory agreement.

MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, American Franklin, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

- state insurance law or federal income tax law changes;

- investment management of an investment portfolio changes; or

- voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable divisions. We cast votes credited to amounts in the variable divisions not credited to policies in the same proportion as votes cast by owners.

                               REPORTS TO POLICY OWNERS

     After the end of each policy year, we will send you a report that shows the current death benefit for your policy, the value of your Policy Account, information about the variable investment divisions, the cash surrender value of your policy, the amount of any outstanding policy loans, the amount of any interest you owe on the loan and information about the current loan interest rate. The annual report will also show any transactions involving your Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that you made in that year. We will also send you semi-annual reports with financial information on the Separate Account and the Funds, including a list of the investments held by each portfolio. We will also include in reports any information required by state law.

     We will send you notices of transfers of amounts between variable investment divisions and certain other policy transactions.

              LIMITS ON AMERICAN FRANKLIN'S RIGHT TO CHALLENGE A POLICY

     We can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, in the application for the change) if it appears that the Insured Person is not actually covered by the policy under our rules. However, there are some limits on how and when we can challenge the policy.

     Except on the basis of fraud, we cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

     Except on the basis of fraud, we cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

     We can challenge at any time an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled. We can also require proof of continuing disability.

     If the Insured Person dies within the time that the validity of the policy may be challenged, we may delay payment until we decide whether to challenge the policy.

     If the Insured Person's age or sex is misstated on any application, we can provide the death benefit and any additional benefits that would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

     If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, we will limit the death benefit to the total of all premiums that you paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of net cash surrender value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that you requested, we will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                   PAYMENT OPTIONS

     We can pay policy benefits or other payments, such as the net cash surrender value or death benefit, immediately in one sum, or in another form of payment described below. Payments under these options do not depend on the investment experience of any variable investment division. Instead, interest accrues pursuant to the options chosen. (Such interest will be appropriately includable in federal gross income of the beneficiary). If you do not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have the choice. However, if you make an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to our rules at the time of selection. Currently, you can pick these alternate payment options only if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

     The following payment options are generally available:

     INCOME PAYMENTS FOR A FIXED PERIOD: We will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

     LIFE INCOME WITH PAYMENTS GUARANTEED FOR A FIXED TERM OF YEARS: We will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. You (or the beneficiary in some cases) may choose any one of four definite periods: 5, 10, 15 or 20 years.

     PROCEEDS AT INTEREST: The money will stay on deposit with us while the payee is alive. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed-upon intervals.

     FIXED AMOUNT: We will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

     We guarantee interest under the foregoing options at the rate of 3% a year.

     We may also pay or credit excess interest on the options from time to time. We will determine the rate and manner of payment or crediting. Under the second option we will pay no excess interest on the part of the proceeds used to provide payments beyond the fixed term of years.

     The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

     We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

     You may change your choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. (See "The Beneficiary," below). Any amounts we pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

                                   THE BENEFICIARY

     You must name a beneficiary when you apply for a policy. The beneficiary is entitled to the insurance benefits of the policy. You may change the beneficiary during the Insured Person's lifetime by sending us written notice satisfactory to us. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions we took under the Policy before we received the notice. Changing the beneficiary will cancel any previous arrangement made as to a payment option for benefits. You can pick a payment option for the new beneficiary.

     At the time of the Insured Person's death, we will pay the benefit equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, we will pay the death benefit to you or to your executors or administrators.

                               ASSIGNMENT OF A POLICY

     You may assign your rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so you must send a copy of the assignment to us. We are not responsible for any payment made or any action taken before we have received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment we described in this Prospectus.

                                EMPLOYEE BENEFIT PLANS

     Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder III-TM- policies in connection with an employment-related insurance or benefit plan. The United States Supreme

Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

     We did not design the EquiBuilder III-TM- policies for use in connection with qualified plans or trusts under federal tax laws.

                                 PAYMENT OF PROCEEDS

     We will pay any death benefits, net cash surrender value or loan proceeds within seven days after we receive the required form or request (and other documents that may be required) at our Administrative Office. We determine death benefits as of the date of death of the Insured Person. Subsequent changes in the unit values of the variable investment divisions will not affect death benefits. We will pay interest covering the period from the date of death to the date of payment.

     We may delay payment for one or more of the following reasons:

     We contest the policy, or we are deciding whether or not to contest the policy;

     We cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

     The Securities and Exchange Commission by order permits us to delay payment to protect the Policy Owners.

     We may defer payment of any net cash surrender value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. We will pay interest of at least 3% a year from the date we receive a request for withdrawal of net cash surrender value if payment from the Guaranteed Interest Division is delayed more than 30 days.

                                      DIVIDENDS

     We pay no dividends on the policies offered by this Prospectus.

                             DISTRIBUTION OF THE POLICIES

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter of the EquiBuilder III-TM- policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account.

      Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     We sell our policies primarily through our insurance agents or brokers, who are authorized by law to sell variable life insurance. Pursuant to an agreement between us and Franklin Financial, Franklin Financial will employ and supervise agents chosen by us to sell the policies and will use its best efforts to qualify such persons as its registered representatives. The policies may also be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.

     Registered representatives of Franklin Financial earn commissions on policy sales of up to 90% of premiums paid during the first policy year. For policies issued on or after October 8, 1997, annual trail commissions are earned at an annual rate of 0.25% on the amount in the Policy Account that is in the Separate Account.

                             ADMINISTRATIVE SERVICES

     While we are primarily responsible for administering the Policies, American General Life Companies ("AGLC") has agreed (under a services agreement among American General Corporation and almost all of its subsidiaries) to provide the following administrative services in connection with the Policies: (1) the purchase and redemption of shares of the Funds and (2) the determination of unit values for each variable investment division. We and AGLC are parties to the services agreement. Pursuant to such agreement, we reimburse AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Policies, but neither we nor AGLC incur a loss or realizes a profit by reason thereof.

                                   STATE REGULATION

     As a life insurance company organized and operated under Illinois law, we are subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. We file an annual statement with the Director on or before March 1 of each year covering our operations for the preceding year and our financial condition on December 31 of such year. Our books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and the National Association of Insurance Commissioners ("NAIC") periodically conducts a full examination of our operations. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

     We are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of those states apply the law of Illinois in determining our permissible investments.

                                      YEAR 2000

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of American Franklin's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness. American Franklin has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation will be completed during the first quarter 1999 as part of American Franklin's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, American Franklin's testing activities will extend through 1999.

     CONTINGENCY PLANS. American Franklin has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the application action plans. American Franklin is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, American Franklin believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If conversion of American Franklin's internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing American Franklin's plans) or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. Through December 31, 1998 American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the divisions of the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies.

                                    LEGAL MATTERS

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided certain advice on matters relating to the federal securities laws.

                                  LEGAL PROCEEDINGS

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance and sales practices, and a number of these lawsuits have resulted in substantial settlements. American Franklin is a defendant in such purported class action lawsuits filed since 1996, asserting claims related to pricing and sales practices. On December 16, 1998, AGC announced that certain of its life insurance subsidiaries had entered into agreements to resolve the market conduct class action lawsuits. The settlements are not final until approval by the courts and until the respective time periods for filing appeals have been finally resolved. If court approvals are obtained and appeals are not taken, it is expected the settlements will be final in the third quarter of 1999. The proposed settlements will not have a material impact on American Franklin's financial condition or business operations.

     The Company is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, American Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                                       EXPERTS

     The statement of net assets as of December 31, 1998 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon. The financial statements of American Franklin at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 have been audited by Ernst & Young LLP, independent auditors, as set forth in their report. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

     Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Senior Vice President-Actuarial/Financial of American Franklin. His opinion on actuarial matters is filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                                REGISTRATION STATEMENT

     We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Read them for further information on American Franklin, the Separate Account and the policies. Statements in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of their terms, refer to those instruments as we filed them.

                             OTHER POLICIES AND CONTRACTS

     We may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under our EquiBuilder II-TM- variable life insurance policies, which have policy features that are similar to those of EquiBuilder III-TM- policies but which have a different sales charge structure.

                                      MANAGEMENT


     The following persons hold the positions designated with respect to American Franklin. The table also shows their principal occupations during the past five years and any positions held with The Franklin Life Insurance Company ("The Franklin") and Franklin Financial.

                                          PRINCIPAL OCCUPATIONS                                 POSITION HELD WITH AMERICAN
NAME                                      DURING PAST 5 YEARS                                   FRANKLIN AND FRANKLIN FINANCIAL
----                                      -------------------                                   -------------------------------
Robert M. Beuerlein                       Senior Vice President-Actuarial/Financial and         Director, Senior Vice President-
                                          Treasurer, The Franklin, since December of 1998;      Actuarial/Financial and Treasurer,
                                          Senior Vice President-Actuarial, The Franklin,        American Franklin.
                                          prior thereto; Director, The Franklin.

Pauletta P. Cohn**                        Secretary, The Franklin, since ______________,        Secretary, American Franklin.
                                          199____; Associate General Counsel and Secretary,
                                          American General Life Companies, Houston, Texas,
                                          since ____________, 199____;
                                          __________________________.

Brady W. Creel                            Senior Vice President, Chief Marketing Officer and    Director, Senior Vice President
                                          Director, The Franklin since September 3, 1996;       and Chief Marketing Officer,
                                          Regional Manger, The Franklin, prior to September,    American Franklin.
                                          1996.

Barbara Fossum                            Senior Vice President, The Franklin, since March      Senior Vice President, American
                                          20, 1998; Vice President, The Franklin, from June,    Franklin.
                                          1995, to March 20, 1998; Vice President, American
                                          General Life Insurance Company, Houston, Texas,
                                          prior to June, 1995.

                                          PRINCIPAL OCCUPATIONS                                 POSITION HELD WITH AMERICAN
NAME                                      DURING PAST 5 YEARS                                   FRANKLIN AND FRANKLIN FINANCIAL
----                                      -------------------                                   -------------------------------
Ross D. Friend**                          Senior Vice President and Chief Compliance Officer,   Senior Vice President and Chief
                                          The Franklin, since December of 1998; Senior Vice     Compliance Officer, American
                                          President and Chief Compliance Officer, American      Franklin and Franklin Financial.
                                          General Life Companies, Houston, Texas, since
                                          December of 1998; Senior Vice President and General
                                          Counsel, The Franklin, from September, 1996 to
                                          December, 1998; Attorney-In-Charge, Prudential Life
                                          Insurance Company, Jacksonville, Florida, from
                                          July, 1995 to September, 1996; Chief Legal Officer,
                                          Confederation Life Insurance Company, Atlanta,
                                          Georgia, prior to July, 1995.

Rodney O. Martin, Jr.**                   Chairman, President and Chief Executive Officer,      Director and Senior Chairman,
                                          American General Life Companies, Houston, Texas,      American Franklin.
                                          since December of 1998; President and Chief
                                          Executive Officer, American General Life Insurance
                                          Company, Houston, Texas, August, 1996 to December
                                          of 1998; President, American General Life Insurance
                                          Company of New York, Syracuse, New York, from
                                          November, 1995 to August, 1996; Vice President,
                                          Connecticut Mutual Life Insurance Company,
                                          Hartford, Connecticut, prior to November, 1995.

                                          PRINCIPAL OCCUPATIONS                                 POSITION HELD WITH AMERICAN
NAME                                      DURING PAST 5 YEARS                                   FRANKLIN AND FRANKLIN FINANCIAL
----                                      -------------------                                   -------------------------------
Jon P. Newton*                            Director and Vice Chairman, The Franklin, since       Director and Vice Chairman,
                                          January 31, 1996; Vice Chairman, American General     American Franklin.
                                          Corporation, Houston, Texas since April, 1997; Vice
                                          Chairman and General Counsel, American General
                                          Corporation, from October, 1995 to April, 1997;
                                          Senior Vice President and General Counsel, American
                                          General Corporation, prior to October, 1995.

Michael M. Nicholson                      Director and President, The Franklin, since August,   Director and President, American
                                          1998; Senior Vice President, General American Life    Franklin
                                          Insurance Company, from January, 1994 to August,
                                          1998; self-employed insurance agent prior to
                                          January, 1994.

Gary D. Reddick**                         Executive Vice President, American General Life       Vice Chairman and Director,
                                          Companies, Houston, Texas, since December, 1998;      American Franklin; Director and
                                          Director, The Franklin, since February, 1995; Vice    Vice Chairman, Franklin Financial.
                                          Chairman, The Franklin, since July 1, 1997;
                                          Executive Vice President, The Franklin, from
                                          February, 1995 to July 1, 1997; Senior Vice
                                          President, American General Corporation, Houston,
                                          Texas prior to February, 1995; Senior Vice
                                          President, American General Life Insurance Company,
                                          Houston, Texas, prior to October, 1994.

                                          PRINCIPAL OCCUPATIONS                                 POSITION HELD WITH AMERICAN
NAME                                      DURING PAST 5 YEARS                                   FRANKLIN AND FRANKLIN FINANCIAL
----                                      -------------------                                   -------------------------------
Richard W. Scott*                         Executive Vice President and Chief Investment         Vice President and Chief
                                          Officer, American General Corporation, Houston,       Investment Officer, American
                                          Texas, since February, 1998; Vice Chairman and        Franklin.
                                          Chief Investment Officer, Western National
                                          Corporation, Houston, Texas, from February, 1997 to
                                          February, 1998; Vice Chairman, Chief Investment
                                          Officer and General Counsel, Western National
                                          Corporation, from July, 1996 to February, 1997;
                                          Executive Vice President, General Counsel and Chief
                                          Investment Officer, Western National Corporation,
                                          from May, 1995 to July, 1996; Executive Vice
                                          President and General Counsel, Western National
                                          Corporation, from February, 1994 to May, 1995;
                                          Partner, Vinson & Elkins LLP, Houston, Texas, prior
                                          to February, 1994.

                                          PRINCIPAL OCCUPATIONS                                 POSITION HELD WITH AMERICAN
NAME                                      DURING PAST 5 YEARS                                   FRANKLIN AND FRANKLIN FINANCIAL
----                                      -------------------                                   -------------------------------
William A. Simpson                        Director and Chief Executive Officer, The Franklin,   Director and Chief Executive
                                          since September 5, 1997; President, The Franklin,     Officer, American Franklin;
                                          from September, 1997 to August, 1998; President and   Director, Franklin Financial.
                                          Chief Executive Officer, The Old Line Life
                                          Insurance Company of America, Milwaukee, Wisconsin
                                          from May 1, 1990 to September 8, 1997; President-
                                          Life Insurance Division, USLIFE Corporation, New
                                          York, New York from February, 1996 to May, 1996;
                                          President and Chief Executive Officer, USLIFE
                                          Corporation from January, 1995 to February, 1996;
                                          Vice Chairman and Chief Executive Officer, All
                                          American Life Insurance Company, Chicago, Illinois
                                          from October 25, 1994 to May 1, 1995; President and
                                          Chief Executive Officer, All American Life
                                          Insurance Company, from April 16, 1990 to October
                                          25, 1994.

T. Clayton Spires                         Director, Corporate Tax, The Franklin, since          Director, Corporate Tax, American
                                          February 3, 1997; Assistant Vice President and Tax    Franklin.
                                          Manager, First Colony Life, Lynchburg, Virginia,
                                          prior to February, 1997.

Christian D. Weiss                        Controller, The Franklin, since June, 1997;           Director-Controller, American
                                          Assistant Controller, ReliaStar Financial Corp.,      Franklin.
                                          Arlington, Virginia, from January, 1994 to June,
                                          1997; Senior Manager, Ernst & Young LLP, Richmond,
                                          Virginia, prior to January, 1994.

                                          PRINCIPAL OCCUPATIONS                                 POSITION HELD WITH AMERICAN
NAME                                      DURING PAST 5 YEARS                                   FRANKLIN AND FRANKLIN FINANCIAL
----                                      -------------------                                   -------------------------------
Diane S. Workman                          Vice President Administration, American Franklin.     Vice President-Administration,
                                                                                                American Franklin.


     The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

                           Index To Financial Statements

                                                                                               Page

The Separate Account:
    Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-2

    Audited Financial Statements:

       Statement of Net Assets, December 31, 1998  . . . . . . . . . . . . . . . . . . . . . F-3-F-4

       Statement of Operations for the year ended December 31, 1998. . . . . . . . . . . . .F-5--F-6

       Statements of Changes in Net Assets for the years ended
       December 31, 1998 and 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-7-F-8

       Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-9-F-12

The American Franklin Life Insurance Company:*

    Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-13

    Audited Financial Statements:

       Statement of Operations for the years ended December 31, 1998, 1997 and 1996 . . . . . . F-14

       Balance Sheet,  December 31, 1998 and 1997  . . . . . . . . . . . . . . . . . . . . F-15-F-16

       Statement of Shareholder's Equity for the years ended
       December 31, 1998, 1997 and 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-17

       Statement of Cash Flows for the years ended December 31, 1998, 1997 and 1996. . . . . .  F-18

       Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . F-19-F-35




___________________________
* The financial statements of American Franklin contained herein should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby.



                              [TO BE FILED BY AMENDMENT]

--------------------------------------------------------------------------------
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY



                                 EQUIBUILDER III-TM-




                                      ISSUED BY





                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             AN AMERICAN GENERAL COMPANY
                                 #1 FRANKLIN SQUARE,
                           SPRINGFIELD, ILLINOIS 62713-0001





 EQUIBUILDER III IS A TRADEMARK OF THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          II

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING PURSUANT TO RULE 484(b)(1)
                       UNDER THE SECURITIES ACT OF 1933

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own wilful misconduct."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATION PURSUANT TO SECTION 26(e)

American Franklin hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Franklin.

                          CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

  The facing sheet.

  Reconciliation and tie.

  The Prospectus consisting of __ pages.

  Undertaking to file reports.

  Undertaking pursuant to Rule 484 under the Securities Act of 1933.

  The signatures.


  Written Consents of the following persons:*


   Sutherland Asbill & Brennan LLP
   Robert M. Beuerlein, Senior Vice President-Actuarial/Financial and
     Treasurer
   Ernst & Young LLP

The following exhibits required by Article IX(A) of Form N-8B-2:

*    1-A(1)         Certified resolutions regarding organization of Separate
                    Account VUL-2.

     1-A(2)         Inapplicable.

   *1-A(3)(a)       Sales Agreement between Franklin Financial Services
                    Corporation ("Franklin Financial") and Separate Account
                    VUL-2 of The American Franklin Life Insurance Company, dated as of January 31, 1995.

*    1-A(3)(b)(i)   Specimen Regional Manager Registered Representative
                    Agreement between Franklin Financial and registered
                    representatives of Franklin Financial distributing
                    EquiBuilder III policies.

*    1-A(3)(b)(ii)  Specimen Registered Representative Agreement between
                    Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder III policies.

    ***1-A(3)(c)    Schedule of Sales Commissions.

    *1-A(4)         Agreement between The American Franklin Life Insurance
                    Company ("American Franklin") and Franklin Financial, dated March 31, l994, regarding supervision of agents.

*    1-A(5)(a)      EquiBuilder III Flexible Premium Life Insurance Policy.

*    1-A(5)(b)      Accidental Death Benefit Rider.

*    1-A(5)(c)      Term Insurance Rider.

*    1-A(5)(d)      Children's Term Insurance Rider.

*    1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

*    1-A(5)(f)      Endorsement to EquiBuilder III Flexible Premium Life
                    Insurance policy when issued to a Policy Owner in the State of Texas.

     1-A(5)(g)      Accelerated Benefit Settlement Option Rider is incorporated
                    herein by reference to   Exhibit 1-A(5)(g) to Post-Effective
                    Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The
                    American Franklin Life Insurance Company, filed February 27,
                    1998 (Reg. No. 33-77470).

   **1-A(6)(a)      Articles of Incorporation of American Franklin.

     1-A(6)(b)      By-Laws of American Franklin are incorporated herein by
                    reference to Exhibit 1-A(6)(b) to Post-Effective Amendment
                    No. 3 on Form S-6 of Separate Account VUL-2 of The

                    American Franklin Life Insurance Company, filed February 28,
                    1997 (Reg. No. 33-77470).

     1-A(7)         Inapplicable.

*    1-A(8)(a)(1)   Participation Agreement among American Franklin, Variable
                    Insurance Products Fund  ("VIP") and Fidelity Distributors
                    Corporation ("FDC''), dated July 18, 1991.

*    1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among American
                    Franklin, VIP and   FDC, effective as of November 1, 1991.

*    1-A(8)(a)(3)   Participation Agreement among American Franklin, Variable
                    Insurance Products Fund II ("VIP II") and FDC, dated
                    July 18, 1991.

*    1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among American
                    Franklin, VIP II and FDC, effective as of November 1, 1991.

*    1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin
                    dated July 18, 1991.

   *1-A(8)(a)(6)    Amendment No. 2 to Participation Agreement among American
                    Franklin, VIP and FDC, dated January 18, 1995.

   *1-A(8)(a)(7)    Amendment No. 2 to Participation Agreement among American
                    Franklin, VIP II and FDC, dated January 18, 1995.

     1-A(8)(a)(8)   Amendment No. 3 to Participation Agreement among American
                    Franklin, VIP and   FDC, dated July 1, 1996, is hereby
                    incorporated herein by reference to Exhibit 8(a)(4) to the
                    Registration Statement on Form N-4 (Reg. No. 333-10489) of
                    Separate Account VA-1 of American Franklin, filed August 20,
                    1996.

     1-A(8)(a)(9)   Amendment No. 3 to Participation Agreement among American
                    Franklin, VIP II and FDC, dated July 1, 1996, is hereby
                    incorporated herein by reference to Exhibit 8(b)(4) to the
                    Registration Statement on Form N-4 (Reg. No. 333-10489) of
                    Separate Account VA-1 of American Franklin, filed August 20,
                    1996.

     1-A(8)(a)(10)  Amendment No. 4 to Participation Agreement among American
                    Franklin, VIP and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(5) to Pre-Effective Amendment No. 1 to Registration Statement on
                    Form N-4 (Reg. No. 333-10489) of Separate Account VA-1 of
                    American Franklin, filed November  26, 1996.

     1-A(8)(a)(11)  Amendment No. 4 to Participation Agreement among American
                    Franklin, VIP II and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to Registration Statement on
                    Form N-4  (Reg. No. 333-10489) of Separate Account VA-1 of
                    American Franklin, filed November 26, 1996.

     1-A(8)(b)(1)   Participation Agreement among MFS Variable Insurance Trust,
                    American Franklin and Massachusetts Financial Services
                    Company ("MFS"), dated July 30, 1996 is incorporated herein by reference to Exhibit 8(d)(1) to Form N-4 of Separate
                    Account VA-1 of The American Franklin Life Insurance
                    Company, filed August 20, 1996 (Reg. No. 333-10489).

     1-A(8)(b)(2)   Indemnification Agreement between American Franklin and MFS dated July 30, 1996 is incorporated herein by reference to
                    Exhibit 8(d)(2) to Form N-4 of Separate Account VA-1 of The
                    American Franklin Life Insurance Company, filed August 20,
                    1996 (Reg. No. 333-10489).

     1-A(8)(b)(3)   Form of Amendment No. 1 dated November, 1996 to
                    Participation Agreement among MFS Variable Insurance Trust,
                    American Franklin and MFS is incorporated herein by
                    reference to Exhibit (8)(d)(3) to Form N-4 of Separate
                    Account VA-1 of The American Franklin Life Insurance
                    Company, filed November 26, 1996 (Reg. No. 333-10489).

   ***1-A(8)(b)(4)  Amendment No. 2 to Participation Agreement among American
                    Franklin, MFS Variable Insurance Trust and MFS, dated
                    November, 1997.

*    1-A(8)(c)      Modified Coinsurance Agreement between American Franklin and
                    Integrity, dated March 10, 1989.

*    1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement between
                    American Franklin and Integrity.

     1-A(8)(c)(2)   Amendment No. 2 to Modified Coinsurance Agreement between
                    American Franklin and Integrity is incorporated herein by
                    reference to similarly designated exhibit to Post-Effective
                    Amendment No. 3 on Form S-6 of Separate Account VUL-2 of
                    The American Franklin Life Insurance Company, filed
                    February 28, 1997 (Reg. No. 33-77470).

     1-A(8)(c)(3)   Amendment No. 3 to Modified Coinsurance Agreement between
                    American Franklin and Integrity effective April 1, 1989 is incorporated herein by reference to similarly designated
                    exhibit to Post-Effective Amendment No. 3 on Form S-6 of
                    Separate  Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 28, 1997
                    (Reg. No. 33-77470).

     1-A(8)(c)(4)   Amendment No. 3 to Modified Coinsurance Agreement between
                    American Franklin, Integrity, and Phoenix Home Life Mutual
                    Insurance Company, assignee of Integrity effective January
                    1, 1997 is incorporated herein by reference to similarly
                    designated exhibit to Post-Effective Amendment No. 3 on Form
                    S-6 of Separate Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 28, 1997
                    (Reg. No. 33-77470).

     *    1-A(8)(d) Reinsurance Agreement between American Franklin and The
                    Franklin Life Insurance Company ("The Franklin"), effective as of January 1, 1988.

*    1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to
                    Reinsurance Agreement between American Franklin and The
                    Franklin.

*    1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to
                    Reinsurance Agreement between American Franklin and The
                    Franklin.

     1-A(8)(e)      Modified Coinsurance Agreement effective as of January 1,
                    1997 between American Franklin and The Franklin is
                    incorporated herein by reference to similarly designated
                    exhibit to Post-Effective Amendment No. 5 on Form S-6 of
                    Separate Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 27, 1998
                    (Reg. No. 33-77470).

     1-A(8)(e)(1)   Amendment No. 1 effective September 1, 1997 to Modified
                    Coinsurance Agreement between American Franklin and The
                    Franklin is incorporated herein by reference to similarly
                    designated exhibit to Post-Effective Amendment No. 5 on Form
                    S-6 of Separate Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 27, 1998
                    (Reg. No. 33-77470).

     *1-A(9)        Administrative Service Agreement between The Franklin and
                    American Franklin, dated May 16, l988.

     1-A(10) Application for EquiBuilder III Policy is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 5 on Form S-6 of Separate
                    Account VUL-2 of The American Franklin Life Insurance
                    Company, filed February 27, 1998 (Reg. No. 33-77470).

Other Exhibits:
     2              See Exhibit 1-A(5)(a) above.

*    3(a)           Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior
                    Vice President, General Counsel and Secretary of American
                    Franklin.

      *3(b)         Opinion and Consent of Robert M. Beuerlein, Senior Vice
                    President-Actuarial/Financial and Treasurer of American
                    Franklin.

     4              Inapplicable.

     5              Inapplicable.

      *6(a)         Consent of Ernst & Young LLP.

      *6(b)         Consent of Sutherland Asbill & Brennan LLP.

     7(a) Power of Attorney is incorporated herein by reference to similarly designated exhibit to Post Effective Amendment No.
                    5 on Form S-6 of Separate Account VUL-2 of The American
                    Franklin Life Insurance Company, filed February 27, 1998
                    (Reg. No. 33-77470).

       7(b)         Power of Attorney.

   ***8             Description of American Franklin's Issuance, Transfer and
                    Redemption Procedures for EquiBuilder III Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company
                    Act of 1940.

*    9              Notice of Cancellation Right Pursuant to Rule 6e-3(T)(b)
                    (13)(viii) under the Investment Company Act of 1940.


-------------------------------------------------------------------------------
*     To be filed by Amendment.

** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 2 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg. No. 33-77470).

*** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 6 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1998 (Reg. No. 33-77470).

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield, and State of Illinois on the 26th day of February, 1999.



                                     SEPARATE ACCOUNT VUL-2 OF
                                     THE AMERICAN FRANKLIN LIFE
                                     INSURANCE COMPANY


                                     By:  THE AMERICAN FRANKLIN
                                          LIFE INSURANCE COMPANY,
                                          Depositor


[SEAL]
                                     By: /s/ William A. Simpson
                                         ------------------------------------
                                                William A. Simpson
                                             Chairman of the Board and
                                              Chief Executive Officer



Attest:

/s/ Elizabeth E. Arthur
---------------------------------
    Elizabeth E. Arthur
    Assistant Secretary

                                      SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, The American Franklin Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois on the 26 day of February, 1999.

                                        THE AMERICAN FRANKLIN
                                        LIFE INSURANCE COMPANY

                                        By:       /s/ William A. Simpson
                                                  --------------------------
                                                      William A. Simpson
                                                   Chairman of the Board and
                                                    Chief Executive Officer


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                     Date
---------                           -----                     ----

/s/ Robert M. Beuerlein*            Director                  February 26, 1999
---------------------------
Robert M. Beuerlein

/s/ Brady W. Creel*                 Director                  February 26, 1999
---------------------------
Brady W. Creel

                                    Director                  February__, 1999
---------------------------
Rodney O. Martin, Jr.

                                    Director                  February__, 1999
---------------------------
Jon P. Newton

/s/ Michael M. Nicholson*           Director                  February 26, 1999
---------------------------
Michael M. Nicholson

/s/ Philip K. Polkinghorn*          Executive Vice President  February 26, 1999
---------------------------         and Chief Financial
Philip K. Polkinghorn               Officer

                                    Director                  February__, 1999
---------------------------
Gary D. Reddick

/s/ William A. Simpson*             Chairman of the Board     February 26, 1999
---------------------------         and Chief Executive
William A. Simpson                  Officer



/s/ Elizabeth E. Arthur
-----------------------------------------
*By Elizabeth E. Arthur, Attorney-in-Fact

                                EXHIBIT INDEX



7(b)  Power of Attorney.